UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2007 through February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT  FEBRUARY 29, 2008

Institutional

Trust

Funds

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	54
Financial Highlights	58
Notes to Financial Statements	60
Report of Independent Registered Public Accounting Firm	66
Trustees	67
Officers	68
Schedule of Shareholder Expenses	69
Tax Letter	70
Board Approval of Investment Advisory Agreement	71

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Institutional Trust Funds for the 12-month period ended February 29, 2008. Inside, you’ll find in-depth information on the Funds along with reports from the portfolio managers.

“Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned –3.60%.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector (non-Treasury segments) yields began increasing due to unease about quality in the leveraged and sub-investment-grade mortgage loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Liquidity concerns in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility.

U.S. stocks also encountered fallout from the weak housing market, coupled with the sub-prime mortgage market and credit concerns. This triple threat gathered momentum in the second half of the period, creating a high degree of market volatility for equity investors. Despite a series of rate cuts from the Federal Reserve (Fed) beginning in September 2007, poor earnings and weak economic data kept the stock market in the doldrums. In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, and the credit ratings of several monoline insurers suffered, further depressing market sentiment.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Fed cut interest rates by 225 points (bps) during the period, which pushed money market yields lower throughout the year. For example, the yield on the benchmark three-month Treasury bill fell 320 bps, from 5.01% to 1.81%. In addition, the federal government announced a stimulus plan that would send rebate checks to millions of U.S. homes.

The Fed’s rate cuts resulted from a shift in sentiment regarding economic growth and inflation, with the central bank’s latest policy statements indicating a greater concern about a slowing economy than the potential for rising inflation. Previously, the Fed had stated that inflation was the greater threat and the reason it kept the fed funds target unchanged at 5.25% from June 29, 2006, through September 18, 2007.

Treasury yields

As the period progressed, the government segments of the fixed income market provided more stability for investors than the volatile stock market and spread sectors (non-Treasury segments) of the bond market. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield securities were the worst, as investors scaled back their appetites for risk.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$2,626,150
Primary Benchmark	Lehman Brothers U.S. Aggregate Index
Average Credit Quality	AAA
Duration	4.87 Years

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities,* returned 8.49%** for the 12 months ended February 29, 2008, compared to the 7.30% return for the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio outperformed its benchmark for the period due to security selection and yield curve positioning. In the mortgage sector, the Portfolio’s focus on well-structured collateralized mortgage obligations contributed to performance, as they performed relatively better than the overall mortgage market during the period’s volatility and spread widening. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. In terms of yield curve positioning, the Portfolio was well-positioned for the dramatic steepening that occurred. The Portfolio’s higher-quality bias also helped returns, as this segment of the credit spectrum outperformed its lower-rated counterparts. On the downside, an underweight in U.S. Treasuries was a negative for the Portfolio, as the flight-to-quality rally in the second half of the period drove Treasury prices higher.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Portfolio’s sector allocations remained essentially unchanged. We remained overweight in mortgage-backed securities and asset-backed securities and underweight in agency debentures and corporate bonds. The Portfolio selectively added to its exposure in spread sectors during the period, as opportunities presented themselves. In terms of maturity structure, we maintained an underweight in the 0–1 year segment and underweight in the 30-year portion of the yield curve relative to the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	52.9%
U.S. Treasury Obligations	15.4
Corporate Bonds	14.4
Mortgage Pass-Through Securities	10.6
Asset-Backed Securities	1.7
Commercial Mortgage-Backed Securities	1.6
Others (each less than 1.0%)	1.3
Short-Term Investment	2.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 29, 2008. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	8.49%	5.85%	5.37%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$398,720
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index),* returned –3.70%** for the 12 months ended February 29, 2008, compared to the –3.60% return for the S&P 500 Index over the same period.

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period. Key themes driving the equity market included weakness in the housing market, deterioration in the sub-prime mortgage market, tightening of global credit and financial companies writing down assets. One positive during the first half of the period was an active mergers-and-acquisitions (M&A) market. However, M&A activity cooled considerably during the second half of the period due in part to reduced financing for leveraged deals. How the Federal Reserve (Fed) would respond to the economic environment was also a focus during the second half of the period. The Fed cut the fed funds target rate on multiple occasions, with a total easing of 2.25%. Despite the Fed’s actions, the prospect of a U.S. economic recession weighed on the market during the later part of 2007 and into 2008. At the sector level, the number of positive- versus negative-returning sectors within the S&P 500 Index was balanced at five each. The two best-performing sectors were energy and materials, with returns of 33.16% and 12.38%, respectively. The two worst-performing sectors were financials and consumer discretionary, with returns of –26.47% and –17.46%, respectively. On a relative basis, the Portfolio produced returns very comparable to that of its benchmark, which is consistent with its indexing strategy.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	In line with the objectives of an index strategy, the Portfolio attempted to provide investors with a pure benchmark exposure with zero active risk. The Portfolio was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Portfolio — in strict conformity to benchmark weights. Changes to the composition and stock weightings within the index were implemented in a timely, efficient and low-cost manner. Portfolio exposures at the stock, sector and factor level were closely monitored to ensure that unintended active bets were not in place. The Portfolio was fully invested at all times to minimize any market risk and thereby eliminate the effects of cash drag on performance. Typically, the Portfolio was 99.5% invested in common stocks and 0.5% invested in equitized cash. Cash was equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	4.0%
2.	General Electric Co.	2.8
3.	Microsoft Corp.	1.9
4.	AT&T, Inc.	1.8
5.	Procter & Gamble Co.	1.7
6.	Chevron Corp.	1.6
7.	Johnson & Johnson	1.5
8.	Bank of America Corp.	1.5
9.	International Business Machines Corp.	1.3
10.	Altria Group, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR***

Financials	16.9%
Information Technology	15.4
Energy	13.4
Health Care	12.1
Industrials	11.7
Consumer Staples	10.6
Consumer Discretionary	8.7
Materials	3.6
Utilities	3.5
Telecommunication Services	3.2
Others (each less than 1.0%)	0.9

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund. The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 29, 2008. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	(3.70)%	5.27%	5.22%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged broad-based index that is used as representation of the U.S. Stock Market. It includes 500 widely held common stocks. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$349,739
Primary Benchmark	Lehman Brothers Intermediate Government/ Credit Index
Average Credit Quality	AAA
Duration	3.70 Years

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities,* returned 8.41%** for the 12 months ended February 29, 2008, compared to the 9.08% return for the Lehman Brothers Intermediate Government/Credit Index for the same period.

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period due in part to its duration, which was shorter than that of the benchmark. Yield curve positioning in the Portfolio slightly hurt returns. In addition, the Portfolio’s overweight in spread products, such as its exposure to mortgages, hindered performance, as U.S. Treasuries outperformed due to the flight-to-quality environment during the period. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. On the positive side, the Portfolio’s underweight in the credit sector contributed to performance. The credit sector consists of publicly issued U.S. corporate and certain foreign debentures and secured notes that meet certain maturity, liquidity and quality requirements. In the credit sector, our high-quality bias helped returns, as this segment of the credit spectrum outperformed its lower-rated counterparts. Additionally, overall security selection enhanced performance.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	We are value investors who focus on security selection. The majority of our time was spent looking for and analyzing securities, which, if selected, were generally held over time, resulting in a typically low turnover. The Portfolio’s duration positioning, roughly 3.70 years versus 3.84 years for the benchmark, was consistent with our duration management philosophy of maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	36.6%
Corporate Bonds	21.6
U.S. Treasury Obligations	19.2
Mortgage Pass-Through Securities	14.2
Asset-Backed Securities	2.8
Commercial Mortgage-Backed Securities	1.7
U.S. Government Agency Securities	1.6
Others (each less than 1.0%)	0.3
Short-Term Investment	2.0

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 29, 2008. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

INCEPTION DATE	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	8.41%	5.60%	5.23%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust, the Lehman Brothers Intermediate Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers Intermediate Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.1%
	Asset-Backed Securities — 1.7%
1,326	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,344
	AmeriCredit Automobile Receivables Trust,
5,615	Series 2006-BG, Class A3, 5.21%, 10/06/11	5,471
5,065	Series 2006-BG, Class A4, 5.21%, 09/06/13	4,611
1,413	Bear Stearns Asset Backed Securities Trust, Inc., Series 2006-SD1, Class A, FRN, 3.50%, 04/25/36 (i) (y)	1,206
	Capital One Auto Finance Trust,
1,200	Series 2007-C, Class A2B, FRN, 3.54%, 05/15/10	1,185
3,255	Series 2007-B, Class A3A, 5.03%, 04/15/12	3,173
1,360	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	1,375
	Citibank Credit Card Issuance Trust,
3,290	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,207
1,841	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,845
800	Series 2007-A3, Class A3, 6.15%, 06/15/39	804
	Countrywide Asset-Backed Certificates,
1,150	Series 2004-6, Class M1, FRN, 3.74%, 10/25/34 (i)	1,059
329	Series 2004-AB2, Class A2, FRN, 3.40%, 05/25/36	334
1,100	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36	1,077
	Ford Credit Auto Owner Trust,
2,500	Series 2006-B, Class A4, 5.25%, 09/15/11	2,578
1,400	Series 2007-B, Class A3A, 5.15%, 11/15/11	1,441
680	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, VAR, 6.71%, 04/25/29	624
1,149	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	1,156
6,440	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,553
	MBNA Credit Card Master Note Trust,
2,074	Series 2002-C1, Class C1, 6.80%, 07/15/14	1,984
866	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	835
1,507	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,553
908	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	918
1,500	WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	1,507
	Total Asset Backed Securities (Cost $40,634)	45,840
	Collateralized Mortgage Obligations — 53.0%
	Agency CMO — 36.9%
3,224	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,342
	Federal Home Loan Mortgage Corp. REMICS,
102	Series 11, Class D, 9.50%, 07/15/19	108
6	Series 47, Class F, 10.00%, 06/15/20	6
19	Series 99, Class Z, 9.50%, 01/15/21	20
31	Series 22, Class C, 9.50%, 04/15/20	33
46	Series 23, Class F, 9.60%, 04/15/20	50
—(h)	Series 204, Class E, HB, IF, 1266.72%, 05/15/23	1
1	Series 411, Class I, HB, 84.00%, 05/15/20	2
—(h)	Series 1045, Class G, HB, 1,068.36%, 02/15/21	1
18	Series 1065, Class J, 9.00%, 04/15/21	19
6	Series 1079, Class S, IF, 23.37%, 05/15/21	9
28	Series 1084, Class F, FRN, 4.07%, 05/15/21	28
19	Series 1084, Class S, HB, IF, 31.16%, 05/15/21	29
33	Series 1116, Class I, 5.50%, 08/15/21	33
29	Series 1144, Class KB, 8.50%, 09/15/21	29
—(h)	Series 1172, Class L, HB, 1,179.72%, 11/15/21	3
1	Series 1196, Class B, HB, IF, 814.32%, 01/15/22	23
245	Series 1212, Class IZ, 8.00%, 02/15/22	252
52	Series 1250, Class J, 7.00%, 05/15/22	55
67	Series 1343, Class LA, 8.00%, 08/15/22	74
85	Series 1343, Class LB, 7.50%, 08/15/22	85
155	Series 1370, Class JA, FRN, 4.27%, 09/15/22	158
147	Series 1455, Class WB, IF, 3.11%, 12/15/22	139
684	Series 1466, Class PZ, 7.50%, 02/15/23	743
12	Series 1470, Class F, FRN, 5.07%, 02/15/23	13
837	Series 1498, Class I, FRN, 4.27%, 04/15/23	843
1,046	Series 1502, Class PX, 7.00%, 04/15/23	1,106
141	Series 1505, Class Q, 7.00%, 05/15/23	149
1	Series 1506, Class F, FRN, 5.72%, 05/15/08	1
—(h)	Series 1506, Class S, IF, 10.58%, 05/15/08	—	(h)
3	Series 1506, Class SD, IF, IO, 5.38%, 05/15/08	—	(h)
71	Series 1512, Class J, 6.50%, 05/15/08	70
13	Series 1513, Class N, 6.50%, 05/15/08	13
338	Series 1518, Class G, IF, 6.62%, 05/15/23	358
119	Series 1541, Class M, IF, 11.49%, 07/15/23	149
324	Series 1541, Class O, FRN, 2.97%, 07/15/23	328
9	Series 1544, Class J, IF, 10.33%, 07/15/08	9
272	Series 1558, Class D, 6.50%, 07/15/23	279
10	Series 1561, Class TA, PO, 08/15/08	9
30	Series 1570, Class F, FRN, 5.57%, 08/15/23	30

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,116	Series 1573, Class PZ, 7.00%, 09/15/23	1,199
8	Series 1575, Class FB, FRN, 4.63%, 08/15/08	8
3	Series 1575, Class SB, IF, 10.13%, 08/15/08	4
696	Series 1591, Class PV, 6.25%, 10/15/23	736
82	Series 1595, Class D, 7.00%, 10/15/13	86
257	Series 1596, Class D, 6.50%, 10/15/13	266
27	Series 1602, Class SA, IF, 12.59%, 10/15/23	31
24	Series 1604, Class SA, IF, 7.42%, 11/15/08	24
41	Series 1606, Class SC, IF, 10.32%, 11/15/08	42
47	Series 1607, Class SA, IF, 10.30%, 10/15/13	53
2,826	Series 1608, Class L, 6.50%, 09/15/23	3,027
1,078	Series 1609, Class LG, IF, 10.56%, 11/15/23	1,195
283	Series 1611, Class JA, IF, 4.38%, 08/15/23	283
269	Series 1611, Class JB, IF, 10.87%, 08/15/23	282
48	Series 1612, Class SD, IF, 7.59%, 11/15/08	49
49	Series 1625, Class SD, IF, 8.50%, 12/15/08	50
856	Series 1638, Class H, 6.50%, 12/15/23	933
1,327	Series 1642, Class PJ, 6.00%, 11/15/23	1,390
13	Series 1659, Class SB, IF, 8.50%, 01/15/09	14
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	16
82	Series 1685, Class Z, 6.00%, 11/15/23	83
18	Series 1686, Class SH, IF, 12.21%, 02/15/24	22
16	Series 1689, Class SD, IF, 10.77%, 10/15/23	16
377	Series 1695, Class EB, 7.00%, 03/15/24	411
100	Series 1698, Class SC, IF, 11.37%, 03/15/09	103
88	Series 1699, Class FC, FRN, 3.72%, 03/15/24	89
372	Series 1700, Class GA, PO, 02/15/24	341
943	Series 1706, Class K, 7.00%, 03/15/24	1,021
40	Series 1709, Class FA, FRN, 2.87%, 03/15/24	40
102	Series 1745, Class D, 7.50%, 08/15/24	109
2,256	Series 1760, Class ZD, FRN, 3.22%, 02/15/24	2,310
1,061	Series 1798, Class F, 5.00%, 05/15/23	1,083
35	Series 1807, Class A, 6.00%, 11/15/08	35
15	Series 1807, Class G, 9.00%, 10/15/20	16
310	Series 1829, Class ZB, 6.50%, 03/15/26	331
49	Series 1844, Class E, 6.50%, 10/15/13	50
315	Series 1863, Class Z, 6.50%, 07/15/26	336
39	Series 1865, Class D, PO, 02/15/24	25
186	Series 1890, Class H, 7.50%, 09/15/26	199
512	Series 1899, Class ZE, 8.00%, 09/15/26	566
22	Series 1900, Class TA, PO, 08/15/08	22
30	Series 1935, Class FL, FRN, 3.83%, 02/15/27	30
414	Series 1963, Class Z, 7.50%, 01/15/27	430
46	Series 1967, Class PC, PO, 10/15/08	45
62	Series 1970, Class PG, 7.25%, 07/15/27	62
630	Series 1981, Class Z, 6.00%, 05/15/27	656
275	Series 1987, Class PE, 7.50%, 09/15/27	281
5,317	Series 2006-59, Class QO, PO, 01/25/33	4,449
11	Series 2017, Class SE, IF, 9.20%, 12/15/08	11
608	Series 2019, Class Z, 6.50%, 12/15/27	649
358	Series 2025, Class PE, 6.30%, 01/15/13	367
221	Series 2033, Class SN, IF, IO, 13.15%, 03/15/24	90
603	Series 2038, Class PN, IO, 7.00%, 03/15/28	125
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,080
245	Series 2043, Class CJ, 6.50%, 04/15/28	260
821	Series 2054, Class PV, 7.50%, 05/15/28	886
513	Series 2055, Class OE, 6.50%, 05/15/13	535
1,956	Series 2075, Class PH, 6.50%, 08/15/28	2,079
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,889
1,106	Series 2086, Class GB, 6.00%, 09/15/28	1,152
722	Series 2089, Class PJ, IO, 7.00%, 10/15/28	146
3,424	Series 2095, Class PE, 6.00%, 11/15/28	3,571
281	Series 2097, Class PV, 6.00%, 09/15/09	282
1,251	Series 2102, Class TC, 6.00%, 12/15/13	1,308
823	Series 2102, Class TU, 6.00%, 12/15/13	861
3,176	Series 2115, Class PE, 6.00%, 01/15/14	3,320
1,132	Series 2125, Class JZ, 6.00%, 02/15/29	1,179
203	Series 2132, Class SB, IF, 16.41%, 03/15/29	246
157	Series 2134, Class PI, IO, 6.50%, 03/15/19	25
86	Series 2135, Class UK, IO, 6.50%, 03/15/14	9
101	Series 2141, IO, 7.00%, 04/15/29	21
70	Series 2143, Class CD, 6.00%, 02/15/28	70
208	Series 2163, Class PC, IO, 7.50%, 06/15/29	41
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,667
942	Series 2172, Class QC, 7.00%, 07/15/29	1,020
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,255
185	Series 2189, Class SA, IF, 11.65%, 02/15/28	196
602	Series 2201, Class C, 8.00%, 11/15/29	645
469	Series 2209, Class TC, 8.00%, 01/15/30	497
692	Series 2210, Class Z, 8.00%, 01/15/30	749
201	Series 2224, Class CB, 8.00%, 03/15/30	211
560	Series 2230, Class Z, 8.00%, 04/15/30	614
445	Series 2234, Class PZ, 7.50%, 05/15/30	486
341	Series 2247, Class Z, 7.50%, 08/15/30	371
472	Series 2256, Class MC, 7.25%, 09/15/30	495
1,040	Series 2259, Class ZM, 7.00%, 10/15/30	1,112
47	Series 2261, Class ZY, 7.50%, 10/15/30	48
132	Series 2262, Class Z, 7.50%, 10/15/30	137
998	Series 2271, Class PC, 7.25%, 12/15/30	1,029

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,695
662	Series 2296, Class PD, 7.00%, 03/15/31	679
192	Series 2306, Class K, PO, 05/15/24	165
453	Series 2306, Class SE, IF, IO, 6.88%, 05/15/24	71
679	Series 2313, Class LA, 6.50%, 05/15/31	725
334	Series 2323, Class VO, 6.00%, 10/15/22	339
1,268	Series 2325, Class PM, 7.00%, 06/15/31	1,381
3,543	Series 2344, Class QG, 6.00%, 08/15/16	3,734
7,820	Series 2344, Class ZD, 6.50%, 08/15/31	8,236
654	Series 2344, Class ZJ, 6.50%, 08/15/31	697
755	Series 2345, Class NE, 6.50%, 08/15/31	802
929	Series 2345, Class PQ, 6.50%, 08/15/16	986
803	Series 2351, Class PZ, 6.50%, 08/15/31	837
7,341	Series 2353, Class AZ, 6.00%, 09/15/31	7,659
1,285	Series 2353, Class TD, 6.00%, 09/15/16	1,359
1,050	Series 2355, Class BP, 6.00%, 09/15/16	1,107
597	Series 2359, Class PM, 6.00%, 09/15/16	628
1,359	Series 2359, Class ZB, 8.50%, 06/15/31	1,590
1,975	Series 2360, Class PG, 6.00%, 09/15/16	2,073
606	Series 2362, Class PD, 6.50%, 06/15/20	611
491	Series 2363, Class PF, 6.00%, 09/15/16	516
874	Series 2366, Class MD, 6.00%, 10/15/16	901
1,264	Series 2367, Class ME, 6.50%, 10/15/31	1,344
3,403	Series 2391, Class QR, 5.50%, 12/15/16	3,541
682	Series 2391, Class VQ, 6.00%, 10/15/12	710
1,082	Series 2392, Class PV, 6.00%, 12/15/20	1,096
1,193	Series 2394, Class MC, 6.00%, 12/15/16	1,257
1,674	Series 2399, Class OH, 6.50%, 01/15/32	1,784
2,587	Series 2399, Class TH, 6.50%, 01/15/32	2,758
2,375	Series 2410, Class NG, 6.50%, 02/15/32	2,536
669	Series 2410, Class OE, 6.38%, 02/15/32	708
1,829	Series 2410, Class QS, IF, 11.38%, 02/15/32	2,018
592	Series 2410, Class QX, IF, IO, 5.53%, 02/15/32	81
268	Series 2412, Class SE, IF, 9.85%, 02/15/09	285
1,366	Series 2412, Class SP, IF, 9.86%, 02/15/32	1,469
3,319	Series 2420, Class XK, 6.50%, 02/15/32	3,536
1,292	Series 2423, Class MC, 7.00%, 03/15/32	1,386
1,368	Series 2423, Class MT, 7.00%, 03/15/32	1,467
1,063	Series 2425, Class OB, 6.00%, 03/15/17	1,121
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,424
1,960	Series 2434, Class TC, 7.00%, 04/15/32	2,107
565	Series 2435, Class CJ, 6.50%, 04/15/32	608
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,964
1,752	Series 2436, Class MC, 7.00%, 04/15/32	1,888
1,181	Series 2444, Class ES, IF, IO, 4.83%, 03/15/32	130
721	Series 2450, Class GZ, 7.00%, 05/15/32	765
945	Series 2450, Class SW, IF, IO, 4.88%, 03/15/32	108
379	Series 2454, Class BG, 6.50%, 08/15/31	384
3,791	Series 2455, Class GK, 6.50%, 05/15/32	4,066
860	Series 2458, Class QE, 5.50%, 06/15/17	895
2,645	Series 2460, Class VZ, 6.00%, 11/15/29	2,749
1,908	Series 2462, Class JG, 6.50%, 06/15/32	2,042
1,921	Series 2466, Class PG, 6.50%, 04/15/32	2,027
942	Series 2466, Class PH, 6.50%, 06/15/32	1,014
1,884	Series 2474, Class NR, 6.50%, 07/15/32	2,013
501	Series 2480, Class PV, 6.00%, 07/15/11	520
1,947	Series 2484, Class LZ, 6.50%, 07/15/32	2,093
791	Series 2498, Class UD, 5.50%, 06/15/16	800
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,328
201	Series 2500, Class TD, 5.50%, 02/15/16	202
399	Series 2503, Class BH, 5.50%, 09/15/17	415
1,967	Series 2508, Class AQ, 5.50%, 10/15/17	2,045
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,185
960	Series 2513, Class TG, 6.00%, 02/15/32	993
1,717	Series 2513, Class YO, PO, 02/15/32	1,560
3,681	Series 2515, Class DE, 4.00%, 03/15/32	3,621
1,319	Series 2518, Class PX, 5.50%, 09/15/13	1,378
374	Series 2519, Class BT, 8.50%, 09/15/31	405
385	Series 2521, Class PU, 5.50%, 05/15/10	393
1,784	Series 2527, Class VU, 5.50%, 10/15/13	1,848
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,767
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,368
942	Series 2541, Class GX, 5.50%, 02/15/17	958
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,934
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,494
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,588
1,406	Series 2565, Class MB, 6.00%, 05/15/30	1,439
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,307
454	Series 2571, Class SK, IF, 21.04%, 09/15/23	638
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,860
1,795	Series 2586, Class WI, IO, 6.50%, 03/15/33	360
2,000	Series 2587, Class WX, 5.00%, 03/15/18	2,061
1,429	Series 2594, Class VA, 6.00%, 03/15/14	1,473
3,088	Series 2594, Class VP, 6.00%, 02/15/14	3,159
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,683
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,401
5,070	Series 2597, Class DS, IF, IO, 4.43%, 02/15/33	380
6,565	Series 2599, Class DS, IF, IO, 3.88%, 02/15/33	416
8,373	Series 2610, Class DS, IF, IO, 3.98%, 03/15/33	631
8,422	Series 2611, Class SH, IF, IO, 4.53%, 10/15/21	765

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,131
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,840
1,697	Series 2617, Class GR, 4.50%, 05/15/18	1,702
309	Series 2619, Class HR, 3.50%, 11/15/31	301
1,280	Series 2619, Class IM, IO, 5.00%, 10/15/21	139
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	110
8,063	Series 2626, Class NS, IF, IO, 3.43%, 06/15/23	1,053
856	Series 2628, Class WA, 4.00%, 07/15/28	854
3,864	Series 2630, Class KN, 2.50%, 04/15/13	3,846
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,270
568	Series 2633, Class EO, PO, 08/15/33	407
1,431	Series 2636, Class Z, 4.50%, 06/15/18	1,423
2,324	Series 2637, Class SA, IF, IO, 2.98%, 06/15/18	185
169	Series 2638, Class DS, IF, 5.48%, 07/15/23	155
2,905	Series 2638, Class SA, IF, IO, 3.98%, 11/15/16	189
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	224
757	Series 2640, Class UR, IO, 4.50%, 08/15/17	52
638	Series 2643, Class HI, IO, 4.50%, 12/15/16	48
2,021	Series 2650, Class PO, PO, 12/15/32	1,724
6,792	Series 2650, Class SO, PO, 12/15/32	5,755
2,431	Series 2651, Class VZ, 4.50%, 07/15/18	2,417
1,383	Series 2656, Class SH, IF,12.24%, 02/15/25	1,541
3,168	Series 2668, Class SB, IF, 4.43%, 10/15/15	3,181
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,931
617	Series 2672, Class SJ, IF, 4.38%, 09/15/16	605
5,760	Series 2675, Class CK, 4.00%, 09/15/18	5,601
2,430	Series 2682, Class YS, IF, 4.10%, 10/15/33	1,886
284	Series 2683, Class VA, 5.50%, 02/15/21	292
16,500	Series 2684, Class PO, PO, 01/15/33	11,915
3,014	Series 2684, Class TO, PO, 10/15/33	1,748
1,400	Series 2686, Class GB, 5.00%, 05/15/20	1,427
3,239	Series 2686, Class NS, IF, IO, 4.48%, 10/15/21	265
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,519
1,807	Series 2691, Class WS, IF, 4.32%, 10/15/33	1,359
1,742	Series 2695, Class DE, 4.00%, 01/15/17	1,739
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,169
608	Series 2696, Class CO, PO, 10/15/18	479
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,246
1,217	Series 2705, Class SC, IF, 4.32%, 11/15/33	946
2,298	Series 2705, Class SD, IF, 4.99%, 11/15/33	1,903
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,735
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,913
1,607	Series 2720, Class PC, 5.00%, 12/15/23	1,648
1,432	Series 2721, Class PI, IO, 5.00%, 05/15/16	34
7,722	Series 2727, Class BS, IF, 4.39%, 01/15/34	5,273
269	Series 2727, Class PO, PO, 01/15/34	154
51	Series 2733, Class GF, FRN, 09/15/33	47
844	Series 2739, Class S, IF, 5.76%, 01/15/34	734
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	966
367	Series 2744, Class PC, 5.50%, 01/15/31	369
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,791
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,413
739	Series 2749, Class PK, IO, 5.00%, 09/15/22	10
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,363
789	Series 2753, Class S, IF, 5.76%, 02/15/34	642
4,350	Series 2755, Class PA, PO, 02/15/29	3,894
2,556	Series 2755, Class SA, IF, 7.96%, 05/15/30	2,670
1,519	Series 2762, Class LO, PO, 03/15/34	998
838	Series 2766, Class SX, IF, 6.71%, 03/15/34	740
705	Series 2769, Class PO, PO, 03/15/34	400
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	406
2,180	Series 2776, Class SK, IF, 4.39%, 04/15/34	1,677
1,506	Series 2777, Class OM, PO, 12/15/32	1,112
707	Series 2778, Class BS, IF, 7.95%, 04/15/34	639
8,989	Series 2778, Class US, IO, FRN, 2.55%, 06/15/33	630
854	Series 2780, Class JG, 4.50%, 04/15/19	849
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,214
1,737	Series 2809, Class UB, 4.00%, 09/15/17	1,730
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,310
255	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	260
2,955	Series 2827, Class XO PO, 01/15/23	2,502
2,593	Series 2840, Class JO, PO, 06/15/23	2,146
64	Series 2841, Class GO, PO, 08/15/34	49
1,422	Series 2841, Class YA, 5.50%, 07/15/27	1,452
932	Series 2846, Class PO, PO, 08/15/34	760
607	Series 2849, Class PO, PO, 08/15/34	435
1,650	Series 2870, Class KC, 4.25%, 05/15/18	1,660
3,000	Series 2872, Class JE, 4.50%, 02/15/18	3,035
152	Series 2888, Class SL, IF, 6.16%, 11/15/34	133
1,148	Series 2890, Class DO, PO, 11/15/34	711
325	Series 2949, Class GU, 13.60%, 03/15/35	314
343	Series 2958, Class KB, 5.50%, 04/15/35	346
856	Series 2958, Class QD, 4.50%, 04/15/20	860
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,418
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,884
856	Series 2971, Class GC, 5.00%, 07/15/18	890
942	Series 2975, Class KO, PO, 05/15/35	798
1,222	Series 2989, Class PO, PO, 06/15/23	1,000
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,029

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
486	Series 3014, Class OD, PO, 08/15/35	311
591	Series 3044, Class VO, PO, 10/15/35	377
6,452	Series 3047, Class OB, 5.50%, 12/15/33	6,720
944	Series 3047, Class OD, 5.50%, 10/15/35	952
3,095	Series 3064, Class MC, 5.50%, 11/15/35	3,019
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,225
1,224	Series 3068, Class AO, PO, 01/15/35	1,100
2,738	Series 3068, Class QB, 4.50%, 06/15/20	2,737
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,129
4,139	Series 3100, Class MA, 7.76%, 12/15/35 (i)	3,961
533	Series 3101, Class EA, 6.00%, 06/15/20	537
4,175	Series 3117, Class EO, PO, 02/15/36	3,434
2,655	Series 3117, Class OK, PO, 02/15/36	2,023
2,594	Series 3118, Class DM, 5.00%, 02/15/24	2,566
102	Series 3122, Class ZB, 6.00%, 03/15/36	95
3,617	Series 3134, Class PO, PO, 03/15/36	2,911
4,463	Series 3138, Class PO, PO, 04/15/36	3,530
3,149	Series 3150, Class PO, PO, 05/15/36	2,498
2,055	Series 3151, Class UC, 5.50%, 08/15/35	2,085
1,778	Series 3152, Class MO, PO, 03/15/36	1,431
2,215	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,968
527	Series 3164, Class CF, FRN, 0.00%, 04/15/33	470
5,446	Series 3179, Class OA, PO, 07/15/36	4,529
1,326	Series 3189, Class SN, IF, 8.33%, 11/15/35	1,452
2,501	Series 3211, Class SO, PO, 09/15/36	1,968
1,851	Series 3218, Class AO, PO, 09/15/36	1,451
1,792	Series 3233, Class OP, PO, 05/15/36	1,467
1,797	Series 3256, Class PO, PO, 12/15/36	1,496
6,296	Series 3260, Class CS, IO, FRN, 3.02%, 01/15/37	372
1,892	Series 3261, Class AO, PO, 01/15/37	1,591
2,437	Series 3274, Class JO, PO, 02/15/37	1,908
903	Series 3318, Class AO, PO, 05/15/37	757
930	Series 3325, Class OB, PO, 06/15/37	784
2,919	Series 3331, Class PO, PO, 06/15/37	2,236
2,100	Series 3334, Class MC, 5.00%, 04/15/33	2,105
8	Federal Home Loan Mortgage Corp. STRIPS, Series 134, Class B, IO, 9.00%, 04/01/22	2
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,014	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	1,071
634	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	673
3,207	Series T-54, Class 2A, 6.50%, 02/25/43	3,313
1,084	Series T-54, Class 3A, 7.00%, 02/25/43	1,175
468	Series T-58, Class A, PO, 09/25/43	408
	Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
663	Series 8, Class ZA, 7.00%, 03/25/23	717
364	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	1
	Federal National Mortgage Association REMICS,
20	Series 1988-7, Class Z, 9.25%, 04/25/18	22
47	Series 1989-70, Class G, 8.00%, 10/25/19	52
18	Series 1989-78, Class H, 9.40%, 11/25/19	20
32	Series 1989-83, Class H, 8.50%, 11/25/19	36
32	Series 1989-89, Class H, 9.00%, 11/25/19	35
27	Series 1990-1, Class D, 8.80%, 01/25/20	30
5	Series 1990-60, Class K, 5.50%, 06/25/20	5
10	Series 1990-63, Class H, 9.50%, 06/25/20	11
10	Series 1990-93, Class G, 5.50%, 08/25/20	11
—(h)	Series 1990-94, Class H, HB, 504.60%, 08/25/20	4
—(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	5
44	Series 1990-102, Class J, 6.50%, 08/25/20	47
77	Series 1990-120, Class H, 9.00%, 10/25/20	87
7	Series 1990-134, Class SC, IF, 16.87%, 11/25/20	9
—(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	6
—(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	2
31	Series 1991-24, Class Z, 5.00%, 03/25/21	32
27	Series 1992-38, Class Z, 7.50%, 02/25/22	28
5	Series 1992-101, Class J, 7.50%, 06/25/22	5
171	Series 1992-136, Class PK, 6.00%, 08/25/22	180
120	Series 1992-143, Class MA, 5.50%, 09/25/22	125
299	Series 1992-163, Class M, 7.75%, 09/25/22	329
601	Series 1992-188, Class PZ, 7.50%, 10/25/22	651
240	Series 1993-21, Class KA, 7.70%, 03/25/23	264
354	Series 1993-25, Class J, 7.50%, 03/25/23	388
91	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	119
16	Series 1993-55, Class K, 6.50%, 05/25/08	16
1	Series 1993-59, Class FA, FRN, 3.91%, 05/25/08	1
141	Series 1993-62, Class SA, IF, 11.03%, 04/25/23	163
5	Series 1993-72, Class F, FRN, 4.97%, 05/25/08	5
3	Series 1993-107, Class F, IF, 4.92%, 06/25/08	3
35	Series 1993-164, Class SC, IF, 9.70%, 09/25/08	36
73	Series 1993-165, Class SD, IF, 6.21%, 09/25/23	80
159	Series 1993-165, Class SK, IF,12.50%, 09/25/23	180
323	Series 1993-167, Class GA, 7.00%, 09/25/23	336
11	Series 1993-175, Class SA, IF, 14.34%, 09/25/08	11

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
108	Series 1993-179, Class SB, IF, 11.94%, 10/25/23	131
72	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	83
9	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	9
32	Series 1993-190, Class S, IF, 7.42%, 10/25/08	33
12	Series 1993-196, Class FA, FRN, 4.97%, 10/25/08	12
7	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	7
17	Series 1993-197, Class SB, IF, 7.09%, 10/25/08	17
413	Series 1993-199, Class FA, IF, 3.71%, 10/25/23	416
204	Series 1993-205, Class H, PO, 09/25/23	172
384	Series 1993-220, Class SG, IF, 9.69%, 11/25/13	425
56	Series 1993-221, Class FH, IF, 4.26%, 12/25/08	56
27	Series 1993-221, Class SE, FRN, 9.50%, 12/25/08	27
250	Series 1993-225, Class UB, 6.50%, 12/25/23	268
76	Series 1993-230, Class FA, FRN, 3.76%, 12/25/23	77
30	Series 1993-233, Class SB, IF, 8.68%, 12/25/08	31
316	Series 1993-247, Class FE, IF, 4.16%, 12/25/23	320
146	Series 1993-247, Class SU, IF, 8.88%, 12/25/23	169
588	Series 1993-250, Class Z, 7.00%, 12/25/23	626
2,045	Series 1993-257, Class C, PO, 06/25/23	1,862
18	Series 1994-12, Class FC, FRN 5.12%, 01/25/09	18
3	Series 1994-13, Class SK, IF, 9.90%, 02/25/09	3
2	Series 1994-33, Class F, FRN, 3.56%, 03/25/09	2
33	Series 1994-33, Class FA, FRN, 5.07%, 03/25/09	33
180	Series 1994-34, Class DZ, 6.00%, 03/25/09	182
1,256	Series 1994-37, Class L, 6.50%, 03/25/24	1,330
6,011	Series 1994-40, Class Z, 6.50%, 03/25/24	6,440
67	Series 1994-55, Class G, 6.75%, 12/25/23	67
187	Series 1995-2, Class Z, 8.50%, 03/25/25	205
269	Series 1995-19, Class Z, 6.50%, 11/25/23	297
1,278	Series 1996-14, Class SE, IF, IO, 7.17%, 08/25/23	187
13	Series 1996-20, Class L, PO, 09/25/08	13
38	Series 1996-24, Class E, PO, 03/25/09	36
44	Series 1996-27, Class FC, FRN, 3.66%, 03/25/17	44
22	Series 1996-32, Class PH, 7.00%, 01/25/26	22
65	Series 1996-39, Class J, PO, 09/25/08	63
108	Series 1996-59, Class J, 6.50%, 08/25/22	113
1,250	Series 1997-20, IF, IO, 1.84%, 03/25/27	44
77	Series 1997-27, Class J, 7.50%, 04/18/27	82
127	Series 1997-29, Class J, 7.50%, 04/20/27	139
801	Series 1997-39, Class PD, 7.50%, 05/20/27	867
500	Series 1997-42, Class EN, 7.25%, 07/18/27	524
131	Series 1997-42, Class ZC, 6.50%, 07/18/27	139
32	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	1
1,831	Series 1997-61, Class ZC, 7.00%, 02/25/23	1,986
363	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	75
61	Series 1998-4, Class C, PO, 04/25/23	52
41	Series 1998-27, Class B, PO, 12/25/08	40
1,423	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,464
450	Series 1998-43, Class SA, IF, IO, 15.07%, 04/25/23	125
692	Series 1998-66, Class SB, FRN, 5.02%, 12/25/28	90
350	Series 1999-17, Class C, 6.35%, 04/25/29	369
1,365	Series 1999-18, Class Z, 5.50%, 04/18/29	1,389
811	Series 1999-38, Class SK, IF, IO, 4.92%, 08/25/23	81
201	Series 1999-52, Class NS, IF, 14.60%, 10/25/23	237
487	Series 1999-62, Class PB, 7.50%, 12/18/29	533
1,573	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,704
655	Series 2000-20, Class SA, IF, IO, 5.96%, 07/25/30	82
115	Series 2000-52, IO, 8.50%, 01/25/31	26
705	Series 2001-4, Class PC, 7.00%, 03/25/21	763
642	Series 2001-5, Class OW, 6.00%, 03/25/16	670
524	Series 2001-7, Class PF, 7.00%, 03/25/31	563
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	2,018
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,356
1,228	Series 2001-30, Class PM, 7.00%, 07/25/31	1,309
979	Series 2001-31, Class VD, 6.00%, 05/25/31	1,020
2,291	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	510
1,271	Series 2001-36, Class DE, 7.00%, 08/25/31	1,359
2,659	Series 2001-44, Class MY, 7.00%, 09/25/31	2,859
490	Series 2001-44, Class PD, 7.00%, 09/25/31	527
549	Series 2001-44, Class PU, 7.00%, 09/25/31	590
3,473	Series 2001-48, Class Z, 6.50%, 09/25/21	3,756
287	Series 2001-49, Class DQ, 6.00%, 11/25/15	290
517	Series 2001-49, Class Z, 6.50%, 09/25/31	551
29	Series 2001-50, Class VB, 6.50%, 12/25/16	29
389	Series 2001-52, Class KB, 6.50%, 10/25/31	415
258	Series 2001-52, Class XM, 6.50%, 11/25/10	265
1,452	Series 2001-52, Class XN, 6.50%, 11/25/15	1,546
994	Series 2001-61, Class VB, 7.00%, 12/25/16	992
3,350	Series 2001-61, Class Z, 7.00%, 11/25/31	3,590
723	Series 2001-71, Class MB, 6.00%, 12/25/16	762
1,655	Series 2001-71, Class QE, 6.00%, 12/25/16	1,743
378	Series 2001-72, Class SX, IF, 10.17%, 12/25/31	401

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,244	Series 2001-74, Class MB, 6.00%, 12/25/16	2,376
1,805	Series 2001-80, Class PE, 6.00%, 07/25/29	1,871
481	Series 2002-1, Class HC, 6.50%, 02/25/22	514
479	Series 2002-1, Class SA, IF, 15.00%, 02/25/32	583
316	Series 2002-1, Class UD, IF, 13.45%, 12/25/23	381
2,006	Series 2002-2, Class UC, 6.00%, 02/25/17	2,100
5,619	Series 2002-3, Class OG, 6.00%, 02/25/17	5,916
1,191	Series 2002-7, Class O, 6.00%, 03/25/17	1,255
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	4,116
432	Series 2002-8, Class SR, IF, 9.82%, 03/25/09	457
91	Series 2002-9, Class VE, 6.50%, 12/25/12	91
996	Series 2002-11, Class QG, 5.50%, 03/25/17	1,041
3,881	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	166
70	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	78
7,054	Series 2002-18, Class PC, 5.50%, 04/25/17	7,345
1,260	Series 2002-19, Class PE, 6.00%, 04/25/17	1,327
210	Series 2002-21, Class LO, PO, 04/25/32	178
1,713	Series 2002-21, Class PE, 6.50%, 04/25/32	1,826
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,209
4,040	Series 2002-28, Class PK, 6.50%, 05/25/32	4,308
1,178	Series 2002-37, Class Z, 6.50%, 06/25/32	1,215
753	Series 2002-42, Class C, 6.00%, 07/25/17	809
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	4,013
808	Series 2002-55, Class QE, 5.50%, 09/25/17	840
10,877	Series 2002-56, Class UC, 5.50%, 09/25/17	11,292
833	Series 2002-61, Class PE, 5.50%, 05/25/16	840
1,147	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,201
1,225	Series 2002-63, Class KC, 5.00%, 10/25/17	1,264
370	Series 2002-73, Class S, IF, 8.41%, 11/25/09	402
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	3,064
4,259	Series 2002-74, Class PD, 5.00%, 11/25/15	4,319
3,949	Series 2002-74, Class VB, 6.00%, 11/25/31	4,016
1,647	Series 2002-77, Class S, IF, 8.74%, 12/25/32	1,689
2,503	Series 2002-83, Class CS, 6.88%, 08/25/23	2,702
393	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	46
448	Series 2002-93, Class PD, 3.50%, 02/25/29	445
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,271
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	2,065
951	Series 2003-8, Class SB, IF, IO, 4.52%, 03/25/16	47
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,194
675	Series 2003-27, Class DW, 4.50%, 04/25/17	680
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,798
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,548
261	Series 2003-35, Class UC, 3.75%, 05/25/33	256
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,333
771	Series 2003-39, IO, VAR, 6.00%, 05/25/33	164
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,994
735	Series 2003-42, Class GB, 4.00%, 05/25/33	669
753	Series 2003-47, Class PE, 5.75%, 06/25/33	756
1,129	Series 2003-52, Class SX, IF, 13.54%, 10/25/31	1,345
784	Series 2003-64, Class SX, IF, 5.59%, 07/25/33	684
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	52
446	Series 2003-67, Class VQ, 7.00%, 01/25/19	477
407	Series 2003-68, Class QP, 3.00%, 07/25/22	393
1,744	Series 2003-71, Class DS, IF, 3.12%, 08/25/33	1,444
4,094	Series 2003-73, Class GA, 3.50%, 05/25/31	4,019
469	Series 2003-74, Class SH, IF, 4.53%, 08/25/33	407
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,653
10,191	Series 2003-80, Class SY, IF, IO, 4.52%, 06/25/23	1,207
1,350	Series 2003-81, Class LC, 4.50%, 09/25/18	1,356
5,092	Series 2003-83, Class PG, 5.00%, 06/25/23	5,213
2,925	Series 2003-86, Class KR, 4.50%, 09/25/16	2,944
1,262	Series 2003-91, Class SD, IF, 7.27%, 09/25/33	1,300
377	Series 2003-92, Class SH, IF, 5.48%, 09/25/18	374
2,260	Series 2003-106, Class US, IF, 4.37%, 11/25/23	1,935
302	Series 2003-106, Class WS, IF, 5.55%, 02/25/23	291
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,293
6,179	Series 2003-116, Class SB, IF, IO, 4.47%, 11/25/33	662
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,800
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,538
1,290	Series 2003-128, Class KE, 4.50%, 01/25/14	1,312
856	Series 2003-128, Class NG, 4.00%, 01/25/19	826
1,122	Series 2003-130, Class SX, IF, 6.82%, 01/25/34	1,180
992	Series 2003-132, Class OA, PO, 08/25/33	802
4,804	Series 2004-4, Class QI, IF, IO, 3.97%, 06/25/33	441
454	Series 2004-4, Class QM, IF, 7.93%, 06/25/33	458
2,594	Series 2004-10, Class SC, IF, 16.06%, 02/25/34	3,106
1,988	Series 2004-14, Class SD, IF, 4.37%, 03/25/34	1,562
1,655	Series 2004-21, Class CO, PO, 04/25/34	935
674	Series 2004-22, Class A, 4.00%, 04/25/19	662
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,153
5,104	Series 2004-25, Class SA, IF, 10.90%, 04/25/34	5,748
7,708	Series 2004-27, Class HB, 4.00%, 05/25/19	7,295
753	Series 2004-36, Class PC, 5.50%, 02/25/34	766
3,978	Series 2004-36, Class SA, IF, 10.90%, 05/25/34	4,443

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,763	Series 2004-36, Class SN, IF, 7.93%, 07/25/33	1,775
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	4,216
8,925	Series 2004-46, Class HS, FRN, 2.86%, 05/25/30	428
1,752	Series 2004-51, Class SY, IF, 7.97%, 07/25/34	1,761
942	Series 2004-53, Class NC, 5.50%, 07/25/24	986
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	255
2,374	Series 2004-70, Class JA, 4.50%, 10/25/19	2,366
793	Series 2004-76, Class CL, 4.00%, 10/25/19	771
1,908	Series 2004-79, Class SP, FRN, 11.18%, 11/25/34	2,152
377	Series 2004-81, Class AC, 4.00%, 11/25/19	365
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,245
1,527	Series 2005-28, Class JA, 5.00%, 04/25/35	1,427
1,069	Series 2005-47, Class AN, 5.00%, 12/25/16	1,088
2,189	Series 2005-52, Class PA, 6.50%, 06/25/35	2,318
6,551	Series 2005-56, Class S, FRN, 3.58%, 07/25/35	577
1,665	Series 2005-59, Class PC, 5.50%, 03/25/31	1,712
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,257
4,769	Series 2005-68, Class PG, 5.50%, 08/25/35	4,932
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,861
25,687	Series 2005-84, Class XM, 5.75%, 10/25/35	26,709
1,008	Series 2005-98, Class GO, PO, 11/25/35	701
3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,571
893	Series 2006-109, Class PO, PO, 11/25/36	693
21,496	Series 2005-110, Class GJ, 5.50%, 11/25/30	22,271
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	14,711
4,326	Series 2005-110, Class GL, 5.50%, 12/25/35	4,315
2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	3,055
3,635	Series 2005-116, Class PB, 6.00%, 04/25/34	3,794
736	Series 2005-123, Class LO, PO, 01/25/36	462
2,020	Series 2006-16, Class OA, PO, 03/25/36	1,676
1,792	Series 2006-22, Class AO, PO, 04/25/36	1,430
3,149	Series 2006-39, Class WC, 5.50%, 01/25/36	3,186
4,846	Series 2006-44, Class GO, PO, 06/25/36	3,979
13,140	Series 2006-44, Class P, PO, 12/25/33	10,597
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	2,020
967	Series 2006-53, Class JO, PO, 06/25/36	600
2,600	Series 2006-56, Class PO, PO, 07/25/36	2,095
5,455	Series 2006-58, Class AP, PO, 07/25/36	4,391
2,157	Series 2006-58, Class PO, PO, 07/25/36	1,782
2,228	Series 2006-60, Class DZ, 6.50%, 07/25/36	2,222
3,265	Series 2006-65, Class QO, PO, 07/25/36	2,691
6,105	Series 2006-77, Class PC, 6.50%, 08/25/36	6,609
1,664	Series 2006-90, Class AO, PO, 09/25/36	1,409
8,873	Series 2006-110, Class PO, PO, 11/25/36	6,933
1,785	Series 2006-119, Class PO, PO, 12/25/36	1,467
10,000	Series 2006-124, Class HB, VAR. 6.03%, 11/25/36	10,144
1,000	Series 2006-128, Class BP, 5.50%, 01/25/37	1,010
21,458	Series 2007-7, Class SG, FRN, 3.36%, 08/25/36	1,408
2,000	Series 2007-79, Class PB, 5.00%, 04/25/29	2,040
2,100	Series 2007-79, Class PC, 5.00%, 01/25/32	2,106
2,000	Series 2007-84, Class PD, 6.00%, 08/25/32	2,069
5,000	Series 2007-84, Class PG, 6.00%, 12/25/36	5,188
4,844	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	4,986
1,929	Series 2596, Class QB, FRN, 11.46%, 05/25/34	2,068
1	Series G-17, Class S, FRN, 755.16%, 06/25/21	26
103	Series G-28, Class S, IF, 11.94%, 09/25/21	127
76	Series G-35, Class M, 8.75%, 10/25/21	86
32	Series G-51, Class SA, IF, 21.28%, 12/25/21	42
119	Series G92-15, Class Z, 7.00%, 01/25/22	123
—(h)	Series G92-27, Class SQ, IF, HB, 8052.72%, 05/25/22	4
408	Series G92-35, Class E, 7.50%, 07/25/22	445
—(h)	Series G92-35, Class G, HB, 1184.78%, 07/25/22	11
48	Series G92-42, Class Z, 7.00%, 07/25/22	52
2,140	Series G92-44, Class ZQ, 8.00%, 07/25/22	2,350
61	Series G92-52, Class FD, FRN, 3.18%, 09/25/22	60
549	Series G92-54, Class ZQ, 7.50%, 09/25/22	601
66	Series G92-59, Class F, FRN, 4.77%, 10/25/22	66
126	Series G92-61, Class Z, 7.00%, 10/25/22	135
102	Series G92-62, Class B, PO, 10/25/22	83
452	Series G93-1, Class KA, 7.90%, 01/25/23	501
97	Series G93-5, Class Z, 6.50%, 02/25/23	104
128	Series G93-14, Class J, 6.50%, 03/25/23	136
306	Series G93-17, Class SI, IF, 6.00%, 04/25/23	314
295	Series G93-27, Class FD, FRN, 4.04%, 08/25/23	299
71	Series G93-37, Class H, PO, 09/25/23	65
90	Series G95-1, Class C, 8.80%, 01/25/25	103
	Federal National Mortgage Association STRIPS,
12	Series 23, Class 2, IO, 10.00%, 09/01/17	3
2	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
49	Series 218, Class 2, IO, 7.50%, 04/01/23	12
40	Series 265, Class 2, 9.00%, 03/01/24	44
1,213	Series 329, Class 1, PO, 12/01/32	940
1,425	Series 340, Class 1, PO, 09/01/33	1,053
—(h)	Series K, Class 2, HB, 256.00%, 11/01/08	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
	Federal National Mortgage Association Whole Loan,
368	Series 2002-W5, Class A10, IF, IO 4.97%, 11/25/30	14
139	Series 2002-W5, Class A7, 6.25%, 08/25/30	139
1,877	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,988
669	Series 2003-W1, Class 2A, 7.50%, 12/25/42	721
324	Series 2003-W4, Class 2A, 6.50%, 10/25/42	348
2,323	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,544
	Government National Mortgage Association,
1,492	Series 1994-3, Class PQ, 7.49%, 07/16/24	1,615
922	Series 1994-4, Class KQ, 7.99%, 07/16/24	994
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,874
735	Series 1996-16, Class E, 7.50%, 08/16/26	784
1,127	Series 1997-8, Class PN, 7.50%, 05/16/27	1,204
243	Series 1997-11, Class D, 7.50%, 07/20/27	256
568	Series 1998-26, Class K, 7.50%, 09/17/25	615
3,354	Series 1999-4, Class ZB, 6.00%, 02/20/29	3,441
2,885	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,066
359	Series 1999-15, Class E, 6.50%, 01/16/29	368
537	Series 1999-30, Class S, IF, IO 5.48%, 08/16/29	76
31	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	34
610	Series 1999-40, Class ZW, 7.50%, 11/20/29	668
933	Series 1999-41, Class Z, 8.00%, 11/16/29	1,005
270	Series 1999-44, Class PC, 7.50%, 12/20/29	290
4,062	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,665
863	Series 1999-44, Class ZG, 8.00%, 12/20/29	936
684	Series 2000-6, Class Z, 7.50%, 02/20/30	753
326	Series 2000-9, Class Z, 8.00%, 06/20/30	356
3,542	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,949
633	Series 2000-12, Class ST, IF, 23.18%, 02/16/30	1,011
782	Series 2000-14, Class PD, 7.00%, 02/16/30	839
227	Series 2000-16, Class ZN, 7.50%, 02/16/30	249
4,700	Series 2000-21, Class Z, 9.00%, 03/16/30	5,315
663	Series 2000-26, Class TZ, 8.50%, 09/20/30	759
238	Series 2000-26, Class Z, 7.75%, 09/20/30	237
48	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	56
713	Series 2000-31, Class Z, 9.00%, 10/20/30	806
212	Series 2000-34, Class SG, FRN, 5.42%, 10/20/30	27
398	Series 2000-35, Class ZA, 9.00%, 11/20/30	442
58	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	12
295	Series 2000-37, Class B, 8.00%, 12/20/30	306
162	Series 2000-38, Class AH, 7.15%, 12/20/30	167
317	Series 2001-4, Class SJ, IF, IO, 5.03%, 01/19/30	35
510	Series 2001-6, Class SD, IF, IO, 5.43%, 03/16/31	65
793	Series 2001-7, Class PK, 6.50%, 03/20/31	844
2,195	Series 2001-8, Class Z, 6.50%, 03/20/31	2,334
36	Series 2001-32, Class WA, IF, 12.34%, 07/20/31	40
539	Series 2001-35, Class SA, IF, IO 5.13%, 08/16/31	81
429	Series 2001-36, Class S, IF, IO, 4.93%, 08/16/31	62
111	Series 2001-60, Class VP, 6.50%, 07/20/17	111
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,994
522	Series 2002-3, Class SP, IF, IO, 4.27%, 01/16/32	79
925	Series 2002-7, Class PG, 6.50%, 01/20/32	982
2,286	Series 2002-24, Class AG, IF, IO, 4.83%, 04/16/32	298
213	Series 2002-24, Class SB, IF, 7.25%, 04/16/32	224
5,549	Series 2002-31, Class SE, IF, IO, 4.38%, 04/16/30	664
1,840	Series 2002-40, Class UK, 6.50%, 06/20/32	1,966
88	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	92
6,931	Series 2002-45, Class QE, 6.50%, 06/20/32	7,407
2,647	Series 2002-47, Class PG, 6.50%, 07/16/32	2,830
4,453	Series 2002-47, Class ZA, 6.50%, 07/20/32	4,694
128	Series 2002-51, Class SG, IF, 19.01%, 04/20/31	162
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,337
1,113	Series 2002-54, Class GB, 6.50%, 08/20/32	1,189
1,506	Series 2002-70, Class AV, 6.00%, 03/20/12	1,569
3,817	Series 2002-70, Class PS, IF, IO, 4.59%, 08/20/32	343
949	Series 2002-75, Class PB, 6.00%, 11/20/32	970
791	Series 2002-79, Class KV, 6.00%, 11/20/13	818
729	Series 2002-80, Class EB, 7.00%, 01/20/32	735
1,443	Series 2002-80, Class EZ, 7.00%, 01/20/32	1,520
1,693	Series 2002-88, Class VA, 6.00%, 12/20/17	1,756
1,626	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	164
912	Series 2003-4, Class NY, 5.50%, 12/20/13	952
2,682	Series 2003-11, Class SK, IF, IO, 4.58%, 02/16/33	335
1,259	Series 2003-12, Class SP, IF, IO, 4.59%, 02/20/33	137
290	Series 2003-24, Class PO, PO, 03/16/33	240
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,424
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,413
753	Series 2003-46, Class MG, 6.50%, 05/20/33	806

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,443
944	Series 2003-52, Class AP, PO, 06/16/33	761
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,277
3,127	Series 2003-76, Class LS, IF, IO, 4.09%, 09/20/31	194
349	Series 2003-90, Class PO, PO, 10/20/33	294
650	Series 2003-95, Class SC, IF, IO, 3.88%, 09/17/31	10
1,534	Series 2003-98, Class PC, 5.00%, 02/20/29	1,564
4,229	Series 2003-112, Class SA, IF, IO, 3.43%, 12/16/33	313
9,035	Series 2004-11, Class SW, IF, IO, 2.39%, 02/20/34	757
1,091	Series 2004-28, Class S, IF, 11.09%, 04/16/34	1,196
17,634	Series 2004-68, Class SA, FRN, 3.69%, 05/20/31	1,301
513	Series 2004-73, Class AE, IF, 8.43%, 08/17/34	550
13,387	Series 2005-17, Class SL, FRN, 3.59%, 07/20/34	1,128
2,071	Series 2006-28, Class GO, PO, 03/20/35	1,713
3,016	Series 2007-28, Class BO, PO, 05/20/37	2,455
2,500	Series 2007-47, Class PH, 6.00%, 07/16/37	2,565
3,913	Series 2007-49, Class NO, PO, 12/20/35	3,313
	Vendee Mortgage Trust,
1,009	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	1,035
1,881	Series 1994-12, Class ZB, 6.50%, 02/15/24	2,067
1,501	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,577
1,082	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,181
2,110	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,359
2,611	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,820
2,839	Series 1999-1, Class 2Z, 6.50%, 01/15/29	3,105
		969,350
	Non-Agency CMO — 16.1%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.50%, 06/25/33	3,706
2,000	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.75%, 12/25/35 (e)	2,010
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	7,263
	Banc of America Alternative Loan Trust,
517	Series 2003-2, Class PO, PO, 04/25/33	359
707	Series 2003-11, Class PO, PO, 01/25/34	509
546	Series 2004-6, Class 15, PO, 07/25/19	413
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,015
1,497	Series 2006-4, Class 1A4, 6.00%, 05/25/36	1,242
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,972
1,142	Series 2004-1, Class PO, FRN, PO, 03/25/34	819
3,408	Series 2004-2 Class 30, PO, 09/20/34	2,297
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,599
2,440	Series 2005-7, Class 30, PO, 11/25/35	1,505
1,532	Series 2005-8, Class 30, PO, 01/25/36	1,022
5,399	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	5,412
1,377	Series 2006-A, Class 3A2, VAR, 5.88%, 02/20/36	1,236
	Banc of America Mortgage Securities,
458	Series 2003-7, Class A2, 4.75%, 09/25/18	467
760	Series 2003-8, Class A, PO, 11/25/33	573
11,960	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	41
438	Series 2004-4, Class A, PO, 05/25/34	304
2,945	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,524
856	Series 2004-6, Class 2A5, PO, 07/25/34	345
1,730	Series 2004-6, Class A, PO, 07/25/34	1,131
339	Series 2004-8, Class 5, PO, 05/25/32	276
219	Series 2004-8, Class X, PO, 10/25/34	160
1,359	Series 2004-A, Class 2A2, FRN, 4.09%, 02/25/34	1,358
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,847
3,953	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	3,939
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,952
854	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	863
	Bear Stearns Adjustable Rate Mortgage Trust,
1,173	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33 (y)	1,009
2,279	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34 (y)	2,324
296	Series 2004-4, Class A4, VAR, 3.55%, 06/25/34 (y)	295
10,661	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36 (y)	10,649
	Citicorp Mortgage Securities, Inc.,
402	Series 1993-14, Class A3, FRN, 4.39%, 11/25/23	403
6,308	Series 2004-1, Class 3A1, 4.75%, 01/25/34	6,404
4,198	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,217
953	Series 2005-5, Class APO, PO, 08/25/35	610
1,135	Series 2005-8, Class APO, PO, 11/25/35	669
	Citigroup Mortgage Loan Trust, Inc.,
818	Series 2003-1, Class 2, PO, 10/25/33	579
678	Series 2003-1, Class 2A1A, PO, 10/25/33	481
479	Series 2003-1, Class 2A6, PO, 10/25/33	227

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
718	Series 2003-UP3, Class A3, 7.00%, 09/25/33	740
975	Series 2003-UST1, Class 1, PO, 12/25/18	736
468	Series 2003-UST1, Class 3, PO, 12/25/18	363
3,104	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,149
1,239	Series 2005-5, Class 1A2, FRN, 5.38%, 08/25/35	1,238
1,010	Series 2005-E, Class A1, VAR, 6.26%, 04/25/35	984
	Countrywide Alternative Loan Trust,
1,529	Series 2002-8, Class A4, 6.50%, 07/25/32	1,547
463	Series 2002-17, Class A7, 2.50%, 01/25/33	432
9,415	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	7,775
25,461	Series 2005-22T1, Class A2, IF, IO, 1.94%, 06/25/35	1,324
3,048	Series 2005-26CB, Class A10, IF, 7.37%, 07/25/35	3,201
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,606
631	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	640
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,690
1,886	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,923
1,946	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,706
20,903	Series 2005-J1, Class 1A4, FRN, 1.96%, 02/25/35	1,062
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	6,228
3,000	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	2,667
	Countrywide Home Loan Mortgage Pass Through Trust,
3,066	Series 2003-8, Class A4, 4.50%, 05/25/18	3,115
4,811	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,258
337	Series 2003-34, Class A11, 5.25%, 09/25/33	292
753	Series 2003-44 A9, PO, 10/25/33	456
692	Series 2003-J2 A17, IF, IO, 4.26%, 04/25/33	31
3,495	Series 2003-J7, Class 4A3, IF, 5.74%, 08/25/18	3,544
1,511	Series 2004-7 Class 2A1, FRN, 4.04%, 06/25/34	1,506
662	Series 2004-HYB1, Class 2A, VAR, 4.21%, 05/20/34	651
2,342	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	2,358
1,682	Series 2004-HYB6, Class A3, VAR, 5.10%, 11/20/34	1,697
2,614	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,659
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,843
7,029	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	6,985
	Credit Suisse First Boston Mortgage Securities Corp.,
53	Series 1987, Class C, PO, 04/25/17	49
1,460	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,487
3,578	Series 2003-25, Class 1P, PO, 10/25/33	2,446
699	Series 2004-5, Class 5P, PO, 08/25/19	535
1,500	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,240
1,554	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,301
1,669	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,518
	First Horizon Alternative Mortgage Securities,
2,182	Series 2004-AA4, Class A1, FRN, 5.38%, 10/25/34	2,190
1,955	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,883
	First Horizon Asset Securities, Inc.,
1,905	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,800
2,549	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,110
4,123	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	4,104
2,690	Series 2004-AR2, Class 2A1, FRN, 4.58%, 05/25/34	2,666
4,335	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	4,378
	GMAC Mortgage Corp. Loan Trust,
3,206	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	3,219
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,685
	GSR Mortgage Loan Trust,
2,222	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,250
464	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	476
444	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	428
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,966
1,551	Series 2005-4F, Class AP, PO, 05/25/35	1,107
4,603	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,256
3,788	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	3,638
5,000	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	4,844
35,218	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, 0.72%, 08/25/35	285
3,027	Lehman Mortgage Trust, Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	3,069
	MASTR Adjustable Rate Mortgages Trust,
432	Series 2004-4, Class 2A1, VAR, 6.84%, 05/25/34	437
3,960	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	3,961
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	10,167
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,794

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,387	Series 2004-15, Class 3A1, VAR, 6.92%, 12/25/34	1,402
	MASTR Alternative Loans Trust,
478	Series 2003-3, Class 1A1, 6.50%, 05/25/33	479
2,562	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,502
1,791	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,794
5,537	Series 2004-4, Class 10A1, 5.00%, 05/25/24	5,407
1,679	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,690
1,113	Series 2004-7, Class 30, PO, 07/25/34	763
877	Series 2004-7, Class 30, PO, 08/25/34	603
4,771	Series 2004-8, Class 6A1, 5.50%, 09/25/19	4,862
1,205	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,198
	MASTR Asset Securitization Trust,
850	Series 2003-2, Class 2A1, 4.50%, 03/25/18	860
683	Series 2003-3, Class 4A1, 5.00%, 04/25/18	688
687	Series 2003-4, Class 2A2, 5.00%, 05/25/18	700
1,290	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,322
1,212	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,214
762	Series 2003-12, Class 30, PO, 12/25/33	489
498	Series 2004-1 Class 30, PO, 02/25/34	339
1,059	Series 2004-4, Class 3A1, 4.50%, 04/25/19	1,078
491	Series 2004-6, Class 15, PO, 07/25/19	373
1,445	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,476
517	Series 2004-8, Class PO, PO, 08/25/19	397
1,000	Series 2006-2, Class 1A30, 6.00%, 06/25/36	901
8,916	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	5,476
197	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	217
1,529	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, SUB, 3.45%, 02/25/35	1,413
	Nomura Asset Acceptance Corp.,
1,334	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,343
883	Series 2003-A1, Class A2, 6.00%, 05/25/33	902
69	Series 2003-A1, Class A5, 7.00%, 04/25/33	69
191	Series 2003-A1, Class A7, 5.00%, 04/25/18	193
1,122	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,160
	Paine Webber CMO Trust,
10	Series H, Class 4, 8.75%, 04/01/18	11
43	Series P, Class 4, 8.50%, 08/01/19	43
899	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	907
	Residential Accredit Loans, Inc.,
2,497	Series 2002-QS8, Class A5, 6.25%, 06/25/17	2,491
758	Series 2002-QS16, Class A3, IF, 10.07%, 10/25/17	849
1,589	Series 2003-QS3, Class A2, IF, 9.60%, 02/25/18	1,775
1,718	Series 2003-QS3, Class A8, IF, IO, 4.47%, 02/25/18	175
4,478	Series 2003-QS9, Class A3, IF, IO, 4.42%, 05/25/18	393
3,866	Series 2003-QS12, Class A2A, IF, IO, 4.47%, 06/25/18	294
1,177	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	174
7,726	Series 2003-QS14, Class A1, 5.00%, 07/25/18	7,772
2,384	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,362
4,371	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,023
4,755	Series 2004-QA6, Class NB2, VAR, 5.29%, 12/25/34	4,847
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,120
2,344	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,216
738	Series 2006-QS4, Class A7, IF, 10.28%, 04/25/36	802
	Residential Asset Securitization Trust,
1,189	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,089
275	Series 2003-A14, Class A1, 4.75%, 02/25/19	273
1,191	Series 2005-A11, Class PO, PO, 10/25/35	782
2,638	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,671
	Residential Funding Mortgage Securities I,
4,620	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,343
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,477
530	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	522
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,029
1,191	Series 2003-S14, Class A4, PO, 07/25/18	944
2,517	Series 2004-S3, Class A1, 4.75%, 03/25/19	2,550
3,351	Series 2004-S6, Class 2A6, PO, 06/25/34	2,313
2,218	Series 2005-SA4, Class 1A1, VAR, 4.94%, 09/25/35	2,265
1,000	Series 2007-S2, Class A11, 5.75%, 02/25/37	1,021
1,057	Residential Funding Mortgage Security I, Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,059
267	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	195
21	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Salomon Brothers Mortgage Securities VII, Inc.,
15	Series 2000-UP1, Class A2, 8.00%, 09/25/30	15
386	Series 2003-UP2, Class 1, PO, 12/25/18	314
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,713
	Structured Asset Securities Corp.,
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	763
139	Series 2003-8, Class 1A2, PO, 05/25/32	121
833	Series 2003-31A, Class B1, SUB, 4.86%, 10/25/33	742
3,933	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,899
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	800
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
21,884	Series 2005-2, Class 1A4, IF, IO, 1.91%, 04/25/35	1,127
5,035	Series 2005-2, Class 2A3, IF, IO, 1.87%, 04/25/35	250
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,091
4,523	Series 2005-6, Class 2A9, 5.50%, 08/25/35	2,998
1,954	Series 2005-6, Class 2A4, 5.50%, 08/25/35	1,937
815	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS, Class 12 A, 6.50%, 05/25/32	818
	Washington Mutual Pass-Through Certificates,
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,506
499	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	495
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,531
842	Series 2003-S9, Class P, PO, 10/25/33	516
4,599	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,728
506	Series 2003-S10, Class A6, PO, 10/25/18	371
478	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	479
2,073	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,561
4,785	Series 2004-S3, Class 2A3, IF, 10.22%, 07/25/34	4,973
900	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	649
817	Series 2006-AR12, Class 2P, VAR, 0.00%, 10/25/36	583
	Wells Fargo Mortgage Backed Securities Trust,
2,254	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,261
942	Series 2003-8, Class A9, 4.50%, 08/25/18	972
953	Series 2003-11, Class 1A, PO, 10/25/18	781
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,325
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,883
2,730	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,716
2,455	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,504
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	912
4,350	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,290
1,827	Series 2004-7, Class 2A1, 4.50%, 07/25/19	1,814
1,747	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,731
4,901	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	4,911
2,113	Series 2004-EE, Class 3A1, FRN, 4.00%, 12/25/34	2,136
4,856	Series 2004-P, Class 2A1, FRN, 4.23%, 09/25/34	4,788
2,946	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,940
801	Series 2005-13, Class APO, PO, 11/25/20	603
1,502	Series 2005-16, Class APO, PO, 12/25/35	1,063
826	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	828
1,459	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,483
2,401	Series 2006-2, Class APO, PO, 03/25/36	1,728
5,084	Series 2006-3, Class A8, 5.50%, 03/25/36	5,101
1,620	Series 2006-4, Class 1AP0, PO, 04/25/36	1,146
2,500	Series 2007-7, Class A7, 6.00%, 06/25/37	2,424
968	Series 2007-11, Class A14, 6.00%, 08/25/37	986
3,128	Series 2008-18, Class 2A5 , 6.00%, 12/25/32	3,136
		421,281
	Total Collateralized Mortgage Obligations (Cost $1,365,568)	1,390,631
	Commercial Mortgage Backed Securities — 1.6%
4,306	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,171
	Bear Stearns Commercial Mortgage Securities,
443	Series 2002-PBW1, Class A1, VAR, 3.97%, 11/11/35 (y)	434
71	Series 2005-6, Class ASB, VAR, 7.64%, 02/15/32 (y)	71
3,113	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	3,004
2,394	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	2,355
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	2,085

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage Backed Securities — Continued
2,786	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	2,792
	CS First Boston Mortgage Securities Corp.,
4,154	Series 1998-C2, Class A2, 6.30%, 11/15/30	4,170
2,597	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	2,646
576	First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	580
	Merrill Lynch Mortgage Trust,
3,341	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,197
3,055	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,945
3,047	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	2,933
	Morgan Stanley Capital I,
2,360	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,337
1,117	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,117
3,010	TIAA Retail Commercial Trust (Cayman Islands), Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	2,981
4,334	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,242
	Total Commercial Mortgage Backed Securities (Cost $45,340)	42,060
	Corporate Bonds — 14.5%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.30%, 03/01/18	308
1,059	Northrop Grumman Corp., 7.13%, 02/15/11	1,160
526	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	577
		2,045
	Air Freight & Logistics — 0.0% (g)
425	United Parcel Service, Inc., 5.50%, 01/15/18	450
	Airlines — 0.1%
414	American Airlines, Inc., 7.02%, 04/15/11 (c)	415
	Continental Airlines, Inc.,
311	7.26%, 03/15/20	311
942	7.06%, 09/15/09	939
	United Air Lines, Inc.,
286	6.07%, 03/01/13	287
270	6.20%, 03/01/10	269
		2,221
	Automobiles — 0.1%
	DaimlerChrysler NA Holding Corp.,
1,000	6.50%, 11/15/13	1,080
2,157	7.20%, 09/01/09	2,264
		3,344
	Beverages — 0.1%
	Anheuser-Busch Cos., Inc.,
600	5.50%, 01/15/18	621
900	5.75%, 04/01/36	884
		1,505
	Capital Markets — 2.6%
	Bear Stearns Cos., Inc. (The),
4,305	3.25%, 03/25/09 (y)	4,233
1,000	5.70%, 11/15/14 (y)	956
2,200	6.40%, 10/02/17 (y)	2,027
210	7.25%, 02/01/18 (y)	204
	Credit Suisse First Boston USA, Inc.,
454	4.70%, 06/01/09	461
500	5.13%, 08/15/15	501
942	5.50%, 08/15/13	988
5,910	6.13%, 11/15/11	6,340
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09	1,256
1,041	4.75%, 07/15/13	1,051
2,660	5.15%, 01/15/14	2,703
1,032	5.25%, 10/15/13	1,063
750	5.50%, 11/15/14	770
4,100	5.95%, 01/18/18	4,142
1,531	6.60%, 01/15/12	1,657
377	6.65%, 05/15/09	391
475	6.75%, 10/01/37	443
4,547	6.88%, 01/15/11	4,922
192	7.35%, 10/01/09 (c)	204
	Lehman Brothers Holdings, Inc.,
1,246	4.80%, 03/13/14	1,200
1,000	5.50%, 04/04/16	969
1,200	5.75%, 05/17/13	1,210
1,850	6.00%, 07/19/12	1,902
1,620	6.63%, 01/18/12	1,694
257	7.88%, 11/01/09	269
	Merrill Lynch & Co., Inc.,
763	3.13%, 07/15/08	758
831	3.70%, 04/21/08	830
1,995	4.13%, 01/15/09	1,986
433	4.79%, 08/04/10	437

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — Continued
2,785	5.45%, 07/15/14	2,748
920	5.70%, 05/02/17 (c)	879
550	6.05%, 08/15/12	573
2,905	6.40%, 08/28/17	2,972
	Morgan Stanley,
500	4.25%, 05/15/10 (c)	503
1,989	4.75%, 04/01/14	1,917
1,785	5.30%, 03/01/13	1,841
900	5.75%, 08/31/12	934
2,430	6.60%, 04/01/12	2,592
5,152	6.75%, 04/15/11	5,513
370	6.75%, 10/15/13	401
339	8.00%, 06/15/10	368
1,347	State Street Corp., 7.65%, 06/15/10	1,469
425	UBS AG (Switzerland), 5.88%, 12/20/17	450
		68,727
	Chemicals — 0.3%
200	Air Products & Chemicals, Inc. 4.15%, 02/01/13	202
1,170	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,308
	Dow Chemical Co. (The),
1,175	6.00%, 10/01/12	1,268
402	6.13%, 02/01/11	427
360	7.38%, 11/01/29	392
1,410	Monsanto Co., 7.38%, 08/15/12	1,587
875	Potash Corp. of Saskatchewan (Canada), 4.88%, 03/01/13	908
885	Praxair, Inc., 5.25%, 11/15/14	917
		7,009
	Commercial Banks — 1.8%
	Barclays Bank plc (United Kingdom),
1,500	5.45%, 09/12/12	1,589
1,000	6.05%, 12/04/17 (e)	1,037
665	Fifth Third Bancorp, 5.45%, 01/15/17	623
2,072	Firstar Bank N.A., 7.13%, 12/01/09	2,219
1,177	Huntington National Bank, 8.00%, 04/01/10	1,245
	KEY Bank N.A.,
2,400	5.50%, 09/17/12 (c)	2,460
550	7.50%, 09/15/08	561
1,600	Keycorp, 4.70%, 05/21/09	1,616
2,100	Manufacturers & Traders Trust Co., 6.63%, 12/04/17	2,222
1,800	Marshall & Ilsley Corp., 5.35%, 04/01/11	1,875
700	National City Bank, 4.00%, 01/21/10	663
1,840	PNC Funding Corp., 5.25%, 11/15/15	1,798
565	Popular North America, Inc., 4.25%, 04/01/08	565
600	Regions Financial Corp., 7.38%, 12/10/37	577
1,588	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,613
	SunTrust Bank,
2,000	5.25%, 11/05/12	2,030
810	6.00%, 09/11/17	808
880	6.38%, 04/01/11	934
1,072	US Bancorp, 7.50%, 06/01/26	1,209
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16	987
1,125	6.60%, 01/15/38	1,073
836	7.80%, 08/18/10	920
	Wachovia Corp.,
1,865	3.50%, 08/15/08	1,864
2,498	3.63%, 02/17/09	2,497
4,385	5.75%, 02/01/18	4,408
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,958
565	4.20%, 01/15/10	575
1,600	5.00%, 11/15/14 (c)	1,632
2,000	5.30%, 08/26/11	2,098
2,085	5.63%, 12/11/17	2,163
2,099	Wells Fargo Bank N.A., 7.55%, 06/21/10	2,288
		48,107
	Communications Equipment — 0.0% (g)
778	Cisco Systems, Inc., 5.50%, 02/22/16	804
	Computers & Peripherals — 0.2%
1,320	Hewlett-Packard Co., 5.40%, 03/01/17	1,356
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,075
2,600	5.70%, 09/14/17	2,741
650	6.22%, 08/01/27	666
		5,838
	Consumer Finance — 1.1%
600	American Express Credit Corp., 3.00%, 05/16/08	600
1,283	American General Finance Corp., 5.38%, 10/01/12	1,287
160	Capital One Bank, 5.75%, 09/15/10	161
	Capital One Financial Corp.,
850	5.70%, 09/15/11	838
1,870	6.25%, 11/15/13 (c)	1,851

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
650	6.75%, 09/15/17	654
	HSBC Finance Corp.,
942	4.75%, 05/15/09	951
1,000	4.75%, 07/15/13 (c)	991
1,733	5.00%, 06/30/15 (c)	1,672
2,200	5.25%, 01/15/14	2,222
1,000	5.50%, 01/19/16	971
6,838	5.88%, 02/01/09	6,963
188	6.38%, 11/27/12	200
1,259	6.40%, 06/17/08	1,268
2,135	6.50%, 11/15/08	2,174
452	6.75%, 05/15/11	478
207	7.35%, 11/27/32	210
310	John Deere Capital Corp., 4.40%, 07/15/09	316
	SLM Corp.,
2,215	4.00%, 01/15/10 (c)	2,028
1,023	5.38%, 01/15/13	887
567	Toyota Motor Credit Corp., 2.88%, 08/01/08	565
1,725	Washington Mutual Financial Corp., 6.88%, 05/15/11	1,854
		29,141
	Diversified Financial Services — 2.4%
	Associates Corp. of North America,
942	7.95%, 02/15/10	1,018
1,856	8.15%, 08/01/09	1,965
1,160	8.55%, 07/15/09	1,232
	Bank of America Corp.,
433	5.25%, 12/01/15	437
2,520	5.63%, 10/14/16	2,590
1,510	5.75%, 08/15/16	1,549
1,000	6.00%, 09/01/17	1,050
1,023	7.40%, 01/15/11	1,117
5,133	7.80%, 02/15/10	5,532
400	BHP Billiton Finance USA Ltd. (Australia), 5.40%, 03/29/17	391
	Caterpillar Financial Services Corp.,
800	4.85%, 12/07/12	833
560	5.50%, 03/15/16 (c)	574
	CIT Group, Inc.,
1,650	5.00%, 02/13/14	1,413
1,200	7.63%, 11/30/12 (c)	1,208
	Citigroup, Inc.,
856	4.70%, 05/29/15	828
1,015	5.00%, 09/15/14	983
2,025	5.13%, 05/05/14	2,028
2,112	5.63%, 08/27/12	2,187
1,000	6.00%, 08/15/17 (c)	1,025
323	6.20%, 03/15/09	331
	General Electric Capital Corp.,
1,507	3.50%, 05/01/08	1,507
791	4.63%, 09/15/09	812
2,500	5.40%, 02/15/17	2,528
1,000	5.65%, 06/09/14 (c)	1,059
7,304	5.88%, 02/15/12	7,793
3,132	6.00%, 06/15/12	3,359
3,126	6.13%, 02/22/11	3,348
5,800	5.25%, 10/19/12	6,062
300	5.88%, 01/14/38	287
1,974	6.75%, 03/15/32	2,116
3,100	Genworth Global Funding Trusts, 5.20%, 10/08/10	3,203
	International Lease Finance Corp.,
600	4.50%, 05/01/08	600
477	5.88%, 05/01/13	496
430	6.38%, 03/15/09	441
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,090
		62,992
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
2,620	4.95%, 01/15/13	2,698
2,500	6.30%, 01/15/38	2,463
844	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	993
916	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	989
428	BellSouth Corp., 5.20%, 09/15/14	437
1,299	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,393
	British Telecommunications plc (United Kingdom),
2,500	5.15%, 01/15/13	2,558
3,090	8.62%, 12/15/10	3,476
100	Deutsche Telekom International Finance BV (Netherlands), 8.25%, 06/15/30	122
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,065
2,294	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	2,450
375	SBC Communications, Inc., 5.10%, 09/15/14	381
	Sprint Capital Corp.,
1,212	7.63%, 01/30/11	1,076

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
377	8.38%, 03/15/12	332
542	8.75%, 03/15/32	423
	Telecom Italia Capital S.A. (Luxembourg),
1,400	4.95%, 09/30/14	1,331
1,563	5.25%, 11/15/13	1,548
1,017	TELUS Corp. (Canada), 8.00%, 06/01/11	1,130
	Verizon Communications, Inc.,
650	5.50%, 04/01/17	659
400	5.55%, 02/15/16	409
753	7.51%, 04/01/09	782
642	Verizon Florida, Inc., 6.13%, 01/15/13	679
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10 (c)	3,388
554	Verizon Maryland, Inc., 6.13%, 03/01/12	580
902	Verizon Virginia, Inc., 4.63%, 03/15/13	893
		33,255
	Electric Utilities — 0.5%
272	Alabama Power Co., 4.70%, 12/01/10	283
264	Appalachian Power Co., 6.60%, 05/01/09	274
848	Carolina Power & Light Co., 5.13%, 09/15/13	895
1,371	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,413
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11	2,007
	Florida Power & Light Co.,
410	5.95%, 10/01/33 (c)	415
300	5.95%, 02/01/38	305
193	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	199
750	Pacific Gas & Electric Co., 5.63%, 11/30/17	778
100	Peco Energy Co., 5.35%, 03/01/18	103
1,025	Potomac Electric Power, 6.50%, 11/15/37	1,023
897	PSEG Power LLC, 7.75%, 04/15/11	978
2,400	Public Service Co. of Oklahoma, 6.63%, 11/15/37	2,451
200	Southern California Edison Co., 5.95%, 02/01/38	201
	Virginia Electric and Power Co.,
1,000	5.10%, 11/30/12	1,043
600	5.95%, 09/15/17	638
		13,006
	Electronic Equipment & Instruments — 0.0% (g)
550	Arrow Electronics, Inc., 6.88%, 07/01/13	594
	Food & Staples Retailing — 0.1%
1,150	Kroger Co. (The), 8.05%, 02/01/10	1,244
	Wal-Mart Stores, Inc.,
740	5.25%, 09/01/35	658
350	6.50%, 08/15/37	373
		2,275
	Food Products — 0.1%
1,200	Kellogg Co., 5.13%, 12/03/12	1,260
	Kraft Foods, Inc.,
1,400	6.13%, 02/01/18	1,418
600	6.88%, 02/01/38	596
		3,274
	Gas Utilities — 0.1%
105	Atmos Energy Corp., 5.13%, 01/15/13	106
320	CenterPoint Energy Resources Corp., 6.13%, 11/01/17	332
697	KeySpan Gas East Corp., 7.88%, 02/01/10	754
	TransCanada Pipelines Ltd. (Canada),
945	4.00%, 06/15/13	927
500	6.20%, 10/15/37	484
		2,603
	Health Care Equipment & Supplies — 0.0% (g)
200	Baxter International, Inc., 4.63%, 3/15/15	198
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.30%, 03/01/13	407
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V. (Netherlands) 5.75%, 10/17/16 (e)	312
	Insurance — 1.2%
	American International Group, Inc.,
3,095	4.25%, 05/15/13	1,410
1,469	5.45%, 05/18/17	3,049
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,186
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,253
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,815
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	942
1,017	7.90%, 07/02/10 (e)	1,136
1,658	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,689
1,100	MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	1,094
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,154

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,279
467	Nationwide Financial Services, 6.25%, 11/15/11	499
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	901
2,637	5.38%, 09/15/13 (e)	2,802
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	572
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	939
4,049	6.25%, 02/15/12 (e)	4,352
	Protective Life Secured Trust,
835	4.00%, 10/07/09	856
2,350	4.00%, 04/01/11	2,374
245	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	224
		32,526
	Media — 0.6%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	646
	Comcast Corp.,
1,000	5.30%, 01/15/14	988
1,484	5.50%, 03/15/11	1,522
1,845	5.90%, 03/15/16	1,853
700	Comcast Holding Corp. 10.63%, 07/15/12	838
688	Cox Communications, Inc., 7.75%, 11/01/10	750
1,177	Historic TW, Inc., 9.15%, 02/01/23	1,392
2,750	TCI Communication, Inc., 9.80%, 02/01/12	3,192
2,000	Time Warner Cable, Inc., 5.85%, 05/01/17	1,976
	Time Warner Entertainment Co. LP,
100	8.38%, 03/15/23	113
600	8.38%, 07/15/33	692
866	10.15%, 05/01/12	1,015
171	Time Warner, Inc., 7.70%, 05/01/32	184
		15,161
	Metals & Mining — 0.1%
1,172	Alcoa, Inc., 5.55%, 02/01/17	1,141
	Multi-Utilities — 0.2%
749	Dominion Resources, Inc., 6.25%, 06/30/12	806
1,413	DTE Energy Co., 6.65%, 04/15/09	1,458
	Duke Energy Corp.,
1,884	4.20%, 10/01/08 (c)	1,894
1,408	5.63%, 11/30/12	1,503
		5,661
	Multiline Retail — 0.1%
1,200	Nordstrom, Inc., 7.00%, 01/15/38	1,186
500	Target Corp., 7.00%, 01/15/38	524
		1,710
	Oil, Gas & Consumable Fuels — 0.2%
1,000	Canadian Natural Resources Ltd. (Canada), 6.75%, 02/01/39	1,013
400	Conoco Funding Co. (Canada), 7.25%, 10/15/31	469
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16 (c)	1,062
1,760	ConocoPhillips Co., 8.75%, 05/25/10	1,974
200	Kerr-McGee Corp., 6.95%, 07/01/24	211
1,500	Marathon Oil Corp., 6.00%, 10/01/17	1,546
		6,275
	Paper & Forest Products — 0.1%
	International Paper Co.,
1,291	4.00%, 04/01/10	1,301
600	4.25%, 01/15/09	602
471	Weyerhaeuser Co., 6.75%, 03/15/12	489
		2,392
	Personal Products — 0.1%
840	Procter & Gamble Co., 9.36%, 01/01/21	1,078
	Pharmaceuticals — 0.0% (g)
250	Abbott Laboratories, 6.15%, 11/30/37	260
650	Schering-Plough Corp., 6.00%, 09/15/17	680
		940
	Real Estate Investment Trusts (REITs) — 0.1%
1,300	HRPT Properties Trust, 6.65%, 01/15/18	1,142
	Simon Property Group LP,
700	5.63%, 08/15/14	704
200	6.10%, 05/01/16	199
		2,045
	Real Estate Management & Development — 0.0% (g)
269	ERP Operating LP, 4.75%, 06/15/09	268
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
828	6.13%, 03/15/09	845
959	7.13%, 12/15/10	1,040
350	Erac USA Finance Co., 6.38%, 10/15/17 (e)	321
355	Norfolk Southern Corp., 7.70%, 05/15/17	414

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Road & Rail — Continued
	Union Pacific Corp.,
235	4.88%, 01/15/15	231
1,100	5.65%, 05/01/17	1,105
600	5.70%, 08/15/18	606
		4,562
	Software — 0.1%
1,382	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	1,405
	Thrifts & Mortgage Finance — 0.4%
616	Bank United, 8.00%, 03/15/09	598
	Countrywide Home Loans, Inc.,
2,795	4.00%, 03/22/11	2,457
1,160	3.25%, 05/21/08 (c)	1,129
180	4.13%, 09/15/09	162
	Washington Mutual Bank FA,
770	6.88%, 06/15/11	728
	Washington Mutual, Inc.,
1,267	4.20%, 01/15/10	1,196
720	4.63%, 04/01/14	595
1,000	5.25%, 09/15/17	864
1,000	7.25%, 11/01/17	916
1,100	World Savings Bank FSB, 4.50%, 06/15/09	1,116
		9,761
	Water Utilities — 0.0% (g)
1,000	American Water, 6.09%, 10/15/17 (e)	1,033
	Wireless Telecommunication Services — 0.2%
1,637	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,808
4,500	Sprint Nextel Corp., 6.00%, 12/01/16	3,285
500	Vodafone Group plc (United Kingdom), 5.00%, 09/15/15	487
		5,580
	Total Corporate Bonds (Cost $379,213)	379,645
	Foreign Government Securities — 0.5%
	Province of Quebec (Canada),
4,332	5.75%, 02/15/09	4,458
377	SUB, 7.37%, 03/06/26	474
	United Mexican States (Mexico),
1,569	4.63%, 10/08/08	1,579
1,407	6.38%, 01/16/13	1,529
856	6.63%, 03/03/15	948
3,308	Series A, 7.50%, 04/08/33	3,953
	Total Foreign Government Securities (Cost $12,513)	12,941
	Mortgage Pass-Through Securities — 10.6%
	Federal Home Loan Mortgage Corp.
3,223	ARM, 4.14%, 04/01/34	3,226
2,131	ARM, 4.29%, 12/01/33	2,165
2,210	ARM, 4.66%, 12/01/34	2,287
2,178	ARM, 5.68%, 11/01/36	2,219
2,035	ARM, 5.89%, 10/01/36	2,096
916	ARM, 5.90%, 02/01/37	941
136	ARM, 6.64%, 07/01/19	138
90	ARM, 6.88%, 04/01/30	92
	30 Year, Single Family
—(h)	7.50%, 07/01/16	—	(h)
35	12.00%, 08/01/15 – 07/01/19	39
	Federal Home Loan Mortgage Corp. Gold Pool, 15 Year, Single Family
10,694	4.00%, 06/01/13 – 05/01/19	10,686
622	4.50%, 08/01/18	625
204	5.50%, 06/01/17	209
229	6.00%, 04/01/18	236
2,607	6.50%, 08/01/16 – 02/01/19	2,727
1,098	7.00%, 01/01/17 – 04/01/17	1,150
329	7.50%, 09/01/10 – 11/01/15	340
105	8.50%, 11/01/15	119
	30 Year, Single Family
4,658	4.00%, 09/01/35	4,336
5,786	5.00%, 01/01/34 – 09/01/34	5,722
7,709	5.50%, 10/01/33 – 07/01/35	7,785
1,239	6.00%, 12/01/33 – 01/01/34	1,271
6,774	6.50%, 11/01/34 – 11/01/36	7,050
2,520	7.00%, 07/01/32 – 10/01/36	2,652
	Other
1,664	5.50%, 10/01/33 – 01/01/34	1,668
547	6.00%, 12/01/22	565
1,573	6.50%, 11/01/22	1,653
402	7.00%, 07/01/29	420
	Federal National Mortgage Association,
549	ARM, 3.86%, 07/01/33	559
1,695	ARM, 3.99%, 05/01/34	1,721
2,450	ARM, 4.11%, 09/01/33	2,449
1,031	ARM, 4.15%, 01/01/34	1,029
1,311	ARM, 4.23%, 04/01/34	1,314
2,494	ARM, 4.24%, 07/01/33	2,548

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
4,050	ARM, 4.31%, 06/01/35	4,054
786	ARM, 4.40%, 02/01/34	792
833	ARM, 4.50%, 07/01/34	857
742	ARM, 4.54%, 01/01/36	752
559	ARM, 4.57%, 09/01/34	573
1,957	ARM, 4.57%, 11/01/34	1,986
825	ARM, 4.57%, 05/01/35	831
2,323	ARM, 4.67%, 04/01/35	2,367
298	ARM, 4.71%, 04/01/34	308
2,227	ARM, 4.71%, 02/01/35	2,279
1,216	ARM, 4.72%, 11/01/34	1,244
1,557	ARM, 4.75%, 10/01/34	1,585
4,001	ARM, 4.79%, 08/01/34	4,099
3,107	ARM, 4.80%, 10/01/34 – 09/01/35	3,136
3,689	ARM, 4.83%, 01/01/35	3,827
7,326	ARM, 4.83%, 04/01/35	7,508
766	ARM, 4.84%, 02/01/35	780
3,169	ARM, 4.86%, 01/01/33	3,286
1,112	ARM, 4.90%, 09/01/34	1,115
1,679	ARM, 4.93%, 08/01/34	1,678
2,843	ARM, 4.97%, 07/01/33	2,899
2,771	ARM, 4.99%, 05/01/35	2,838
1,419	ARM, 5.15%, 10/01/34	1,472
5,468	ARM, 5.26%, 09/01/35	5,646
237	ARM, 5.43%, 03/01/29	235
2,150	ARM, 5.46%, 06/01/36	2,197
228	ARM, 5.48%, 09/01/27	229
20	ARM, 5.53%, 01/01/19	20
2,557	ARM, 5.96%, 07/01/36	2,656
50	ARM, 6.33%, 03/01/19	50
862	ARM, 6.77%, 11/01/33	892
	15 Year, Single Family
4,083	3.50%, 09/01/18 – 09/01/19	3,915
39,818	4.00%, 07/01/18 – 12/01/18	38,983
23,211	4.50%, 06/01/18 – 12/01/19	23,336
2,814	5.00%, 12/01/16 – 10/01/20	2,857
6,518	6.00%, 06/01/16 – 08/01/19	6,754
908	6.50%, 03/01/17 – 08/01/20	951
1,428	7.00%, 03/01/17 – 09/01/17	1501
81	7.50%, 03/01/17	85
241	8.00%, 11/01/12 – 11/01/15	250
	20 Year, Single Family
3,858	4.50%, 11/01/14 – 04/01/24	3,898
134	6.00%, 02/01/14	138
	30 Year FHA / VA
762	6.50%, 03/01/29 – 08/01/31	800
131	9.00%, 05/01/18 – 04/01/26	144
	30 Year, Single Family
4,576	4.50%, 11/01/33 – 02/01/35	4,387
12,164	5.00%, 07/01/33 – 09/01/35	12,034
13,086	5.50%, 04/01/33 – 03/01/34	13,214
3,999	6.00%, 12/01/28 – 09/01/33	4,110
558	7.00%, 04/01/17 – 02/01/33	596
1,551	7.50%, 08/01/36	1,643
1,631	8.00%, 03/01/27 – 11/01/28	1,778
47	9.50%, 07/01/28	52
37	12.50%, 01/01/16	42
	Other
5,960	4.00%, 09/01/13 – 11/01/33	5,792
1,975	5.50%, 06/01/12 – 09/01/33	2,008
9,124	6.50%, 05/01/22 – 07/01/36	9,521
743	7.00%, 10/01/46	772
278	10.89%, 04/15/19	334
	Government National Mortgage Association,
	15 Year, Single Family
358	6.50%, 06/15/17 – 12/15/17	375
602	8.00%, 01/15/16	641
	30 Year, Single Family
1,081	6.50%, 03/15/28 – 04/15/33	1,135
600	7.00%, 02/15/33 – 06/15/33	648
272	7.50%, 11/15/22 – 11/15/31	292
268	8.00%, 09/15/22 – 09/20/28	294
11	9.00%, 12/15/16	13
	Government National Mortgage Association II,
	30 Year, Single Family
1,080	4.50%, 08/20/33	1,036
65	8.50%, 05/20/25	72
	Total Mortgage Pass-Through Securities (Cost $272,139)	278,629
	Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $404)	400
	U.S. Government Agency Securities — 0.8%
11,562	Federal Home Loan Bank System, 4.72%, 09/20/12	11,703
	Federal Home Loan Mortgage Corp.,
3,173	4.13%, 07/12/10 (c)	3,289
1,043	6.88%, 09/15/10 (c)	1,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Government Agency Securities — Continued
	Federal National Mortgage Association,
926	6.00%, 05/15/08	932
3,464	6.25%, 02/01/11	3,754
885	7.13%, 06/15/10 (c)	976
	Total U.S. Government Agency Securities (Cost $21,328)	21,804
	U.S. Treasury Obligations — 15.4%
	U.S. Treasury Bonds,
1,046	6.25%, 08/15/23 (c)	1,286
2,000	7.50%, 11/15/16 (c)	2,599
1,435	7.63%, 02/15/25 (c)	2,016
1,231	7.88%, 02/15/21 (c)	1,705
614	8.13%, 05/15/21	868
3,300	8.75%, 05/15/17 (c)	4,635
490	9.25%, 02/15/16 (c)	693
2,069	9.88%, 11/15/15 (c)	2,995
7,901	11.75%, 11/15/14 (m)	9,216
30,523	12.00%, 08/15/13 (m)	31,904
4,238	12.50%, 08/15/14 (m)	4,886
377	13.25%, 05/15/14 (m)	428
	U.S. Treasury Bonds Coupon STRIPS,
2,7170	8/15/13 (c) (m)	2,344
24,565	08/15/14 (m)	20,157
23,253	11/15/14 (m)	18,847
15,580	02/15/15 (m)	12,385
3,626	05/15/15 (c)	2,846
13,603	08/15/15 (c)	10,551
30,022	11/15/15 (c)	22,896
12,730	05/15/16 (c)	9,478
2,236	08/15/16	1,647
10,137	11/15/16 (c)	7,343
9,304	02/15/17 (c)	6,643
8,429	11/15/17 (c)	5,790
13,727	02/15/19 (c)	8,764
2,750	08/15/20 (c)	1,611
16,047	02/15/11 (c)	15,136
19,481	02/15/13 (c)	17,134
2,569	05/15/13 (c)	2,235
31,778	02/15/14 (m)	26,681
14,425	05/15/14 (m)	11,957
50,996	02/15/16 (c)	38,491
24,196	05/15/17 (c)	17,006
31,715	05/15/18 (c)	21,154
678	02/15/22	363
5,337	02/15/23 (c)	2,716
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09 (c)	5,442
8,500	02/15/15 (c)	6,757
5,445	11/15/15 (c)	4,156
1,000	05/15/16 (c)	746
	U.S. Treasury Inflation Indexed Bonds,
2,464	3.88%, 01/15/09 (c)	2,567
11,232	4.25%, 01/15/10 (c)	12,274
8,830	3.63%, 04/15/28 (m)	11,635
	U.S. Treasury Notes,
377	3.13%, 09/15/08 (c)	380
11,500	6.50%, 02/15/10 (m)	12,564
	Total U.S. Treasury Obligations (Cost $388,679)	403,927
	Total Long-Term Investments (Cost $2,525,818)	2,575,877

SHARES
Short-Term Investment — 2.1%
Investment Company — 2.1%
55,414	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $55,414)	55,414

PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 9.1%
	Certificate of Deposit — 0.6%
15,000	Banco Espirito Santo E Comm, 4.54%, 04/09/08	15,000
	Commercial Paper — 0.1%
4,000	Silver Tower U.S. Funding LLC, 4.45%, 04/15/08	3,979
	Corporate Notes — 5.7%
15,000	American Express Credit Corp., FRN, 3.53%, 03/17/08	14,987
11,000	Banque Federative du Credit Mutuel (France), FRN, 3.15%, 03/13/08	11,000
18,500	Caixa Catal (Spain), FRN, 5.18%, 03/07/08	18,500
12,650	CDC Financial Products, Inc. FRN, 3.28%, 03/03/08	12,650
18,400	Citigroup Global Markets Inc., FRN, 3.28%, 03/03/08	18,400
10,000	Macquarie Bank Ltd, (Australia) FRN, 3.13%, 03/21/08	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Corporate Notes — Continued
	Metropolitan Life Global Funding,
12,000	4.25%, 04/09/08	12,000
3,000	FRN, 3.11%, 03/25/08	3,000
15,000	National Australia Bank Ltd., (Australia), 4.45%, 03/06/08	15,000
5,000	Pricoa Global Funding I, FRN, 3.12%, 03/27/08	5,000
15,000	Svenska Handelsbanken A.B. (Sweden), 4.47%, 04/07/08	15,000
14,000	Unicredito Italiano Bank plc (Ireland), FRN, 3.19%, 03/10/08	14,000
		149,537
	Repurchase Agreements — 2.7%
41,348	Banc of America Securities LLC, 3.17%, dated 02/29/08, due 03/03/08, repurchase price $41,359, collateralized by U.S. Government Agency Mortgages	41,348
30,000	Barclays Capital, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $30,008, collateralized by U.S. Government Agency Mortgages	30,000
		71,348
	Total Investments of Cash Collateral for Securities on Loan (Cost $239,864)	239,864
	Total Investments — 109.3% (Cost $2,821,096)	2,871,155
	Liabilities in Excess of Other Assets — (9.3)%	(245,005)
	NET ASSETS — 100.0%	$2,626,150

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 2.9%
26	Boeing Co.	2,176
14	General Dynamics Corp.	1,117
4	Goodrich Corp.	251
25	Honeywell International, Inc.	1,457
4	L-3 Communications Holdings, Inc.	453
12	Lockheed Martin Corp.	1,214
11	Northrop Grumman Corp.	902
5	Precision Castparts Corp.	517
15	Raytheon Co.	944
6	Rockwell Collins, Inc.	325
34	United Technologies Corp.	2,363
		11,719
	Air Freight & Logistics — 1.0%
6	CH Robinson Worldwide, Inc. (c)	292
7	Expeditors International of Washington, Inc. (c)	284
10	FedEx Corp.	924
36	United Parcel Service, Inc., Class B	2,503
		4,003
	Airlines — 0.1%
25	Southwest Airlines Co.	305
	Auto Components — 0.2%
8	Goodyear Tire & Rubber Co. (The) (a)	220
20	Johnson Controls, Inc.	662
		882
	Automobiles — 0.3%
72	Ford Motor Co. (a) (c)	467
19	General Motors Corp. (c)	447
8	Harley-Davidson, Inc.	304
		1,218
	Beverages — 2.5%
25	Anheuser-Busch Cos., Inc.	1,172
3	Brown-Forman Corp., Class B (c)	187
67	Coca-Cola Co. (The)	3,939
10	Coca-Cola Enterprises, Inc. (c)	237
7	Constellation Brands, Inc., Class A (a)	126
5	Molson Coors Brewing Co., Class B (c)	250
5	Pepsi Bottling Group, Inc.	160
55	PepsiCo, Inc.	3,796
		9,867
	Biotechnology — 1.3%
37	Amgen, Inc. (a) (c)	1,679
10	Biogen Idec, Inc. (a)	581
13	Celgene Corp. (a)	737
9	Genzyme Corp. (a)	639
32	Gilead Sciences, Inc. (a) (c)	1,493
		5,129
	Building Products — 0.1%
13	Masco Corp. (c)	233
6	Trane, Inc.	262
		495
	Capital Markets — 3.1%
7	American Capital Strategies Ltd. (c)	236
8	Ameriprise Financial, Inc.	398
39	Bank of New York Mellon Corp. (The)	1,694
4	Bear Stearns Cos., Inc. (The) (c) (y)	313
32	Charles Schwab Corp. (The)	623
14	E*Trade Financial Corp. (a) (c)	61
3	Federated Investors, Inc., Class B (c)	119
5	Franklin Resources, Inc.	517
13	Goldman Sachs Group, Inc. (The)	2,287
5	Janus Capital Group, Inc.	126
5	Legg Mason, Inc.	301
18	Lehman Brothers Holdings, Inc. (c)	916
29	Merrill Lynch & Co., Inc.	1,438
36	Morgan Stanley	1,516
6	Northern Trust Corp.	439
13	State Street Corp.	1,029
9	T. Rowe Price Group, Inc. (c)	452
		12,465
	Chemicals — 2.0%
7	Air Products & Chemicals, Inc.	667
2	Ashland, Inc.	84
32	Dow Chemical Co. (The)	1,207
30	E.l. du Pont de Nemours & Co.	1,415
3	Eastman Chemical Co.	181
6	Ecolab, Inc.	277
4	Hercules, Inc. (c)	72
3	International Flavors & Fragrances, Inc.	119
19	Monsanto Co. (c)	2,144
6	PPG Industries, Inc.	344
11	Praxair, Inc.	860
4	Rohm & Haas Co.	228

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Chemicals — Continued
4	Sigma-Aldrich Corp.	242
		7,840
	Commercial Banks — 3.0%
19	BB&T Corp. (c)	580
5	Comerica, Inc.	185
7	Commerce Bancorp, Inc.	250
18	Fifth Third Bancorp (c)	413
4	First Horizon National Corp. (c)	70
12	Huntington Bancshares, Inc. (c)	152
13	KeyCorp	291
3	M&T Bank Corp. (c)	208
9	Marshall & Ilsley Corp. (c)	202
21	National City Corp. (c)	341
12	PNC Financial Services Group, Inc. (c)	728
24	Regions Financial Corp.	500
12	SunTrust Banks, Inc.	688
59	U.S. Bancorp	1,874
67	Wachovia Corp. (c)	2,051
114	Wells Fargo & Co.	3,344
4	Zions Bancorp (c)	175
		12,052
	Commercial Services & Supplies — 0.5%
10	Allied Waste Industries, Inc. (a) (c)	102
4	Avery Dennison Corp. (c)	185
5	Cintas Corp.	132
4	Equifax, Inc. (c)	153
4	Monster Worldwide, Inc. (a) (c)	115
7	Pitney Bowes, Inc.	263
7	R.R. Donnelley & Sons Co.	232
5	Robert Half International, Inc.	147
17	Waste Management, Inc. (c)	566
		1,895
	Communications Equipment — 2.5%
3	Ciena Corp. (a) (c)	75
206	Cisco Systems, Inc. (a)	5,013
53	Corning, Inc.	1,241
7	JDS Uniphase Corp. (a) (c)	98
18	Juniper Networks, Inc. (a)	475
77	Motorola, Inc.	772
55	QUALCOMM, Inc.	2,351
15	Tellabs, Inc. (a) (c)	98
		10,123
	Computers & Peripherals — 4.3%
30	Apple, Inc. (a)	3,711
76	Dell, Inc. (a)	1,508
71	EMC Corp. (a)	1,106
87	Hewlett-Packard Co.	4,176
47	International Business Machines Corp.	5,319
3	Lexmark International, Inc., Class A (a) (c)	106
12	Network Appliance, Inc. (a)	252
5	QLogic Corp. (a)	74
8	SanDisk Corp. (a)	182
28	Sun Microsystems, Inc. (a)	461
6	Teradata Corp. (a)	155
		17,050
	Construction & Engineering — 0.2%
3	Fluor Corp.	417
4	Jacobs Engineering Group, Inc. (a)	329
		746
	Construction Materials — 0.1%
4	Vulcan Materials Co. (c)	257
	Consumer Finance — 0.7%
40	American Express Co.	1,677
13	Capital One Financial Corp. (c)	610
16	Discover Financial Services	245
18	SLM Corp. (a)	343
		2,875
	Containers & Packaging — 0.1%
3	Ball Corp.	150
3	Bemis Co., Inc. (c)	85
4	Pactiv Corp. (a)	112
5	Sealed Air Corp. (c)	133
		480
	Distributors — 0.1%
6	Genuine Parts Co.	235
	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	285
11	H&R Block, Inc. (c)	205
		490
	Diversified Financial Services — 4.3%
150	Bank of America Corp.	5,980
6	CIT Group, Inc. (c)	143
169	Citigroup, Inc.	4,013
2	CME Group, Inc.	953
2	IntercontinentalExchange, Inc. (a) (c)	307

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
114	JPMorgan Chase & Co. (q)	4,630
6	Leucadia National Corp. (c)	260
7	Moody’s Corp. (c)	276
9	NYSE Euronext	590
		17,152
	Diversified Telecommunication Services — 2.9%
206	AT&T, Inc.	7,162
4	CenturyTel, Inc.	136
11	Citizens Communications Co.	119
5	Embarq Corp. (c)	217
53	Qwest Communications International, Inc. (c)	288
98	Verizon Communications, Inc.	3,559
16	Windstream Corp. (c)	190
		11,671
	Electric Utilities — 2.0%
6	Allegheny Energy, Inc.	285
14	American Electric Power Co., Inc.	555
43	Duke Energy Corp.	750
11	Edison International	546
7	Entergy Corp.	677
22	Exelon Corp.	1,675
10	FirstEnergy Corp.	699
14	FPL Group, Inc.	832
7	Pepco Holdings, Inc. (c)	172
3	Pinnacle West Capital Corp. (c)	121
13	PPL Corp. (c)	573
9	Progress Energy, Inc.	368
26	Southern Co. (The)	889
		8,142
	Electrical Equipment — 0.5%
6	Cooper Industries Ltd., Class A (c)	256
27	Emerson Electric Co.	1,360
5	Rockwell Automation, Inc.	277
		1,893
	Electronic Equipment & Instruments — 0.3%
13	Agilent Technologies, Inc. (a)	401
7	Jabil Circuit, Inc.	91
5	Molex, Inc. (c)	108
17	Tyco Electronics Ltd. (Bermuda)	555
		1,155
	Energy Equipment & Services — 2.7%
11	Baker Hughes, Inc.	726
10	BJ Services Co.	258
7	Cameron International Corp. (a)	315
5	ENSCO International, Inc.	294
30	Halliburton Co.	1,144
10	Nabors Industries Ltd. (Bermuda) (a) (c)	303
12	National Oilwell Varco, Inc. (a) (c)	753
9	Noble Corp.	447
4	Rowan Cos., Inc. (c)	152
41	Schlumberger Ltd.	3,505
7	Smith International, Inc. (c)	428
11	Transocean, Inc. (a)	1,515
11	Weatherford International Ltd. (a) (c)	788
		10,628
	Food & Staples Retailing — 2.5%
15	Costco Wholesale Corp.	911
50	CVS/Caremark Corp.	2,022
23	Kroger Co. (The)	560
15	Safeway, Inc.	431
7	SUPERVALU, Inc. (c)	188
21	SYSCO Corp.	579
80	Wal-Mart Stores, Inc.	3,973
34	Walgreen Co.	1,227
5	Whole Foods Market, Inc. (c)	166
		10,057
	Food Products — 1.5%
22	Archer-Daniels-Midland Co.	983
8	Campbell Soup Co.	244
17	ConAgra Foods, Inc.	365
4	Dean Foods Co. (c)	96
11	General Mills, Inc.	641
11	H.J. Heinz Co.	474
6	Hershey Co. (The) (c)	211
9	Kellogg Co.	454
52	Kraft Foods, Inc., Class A	1,635
4	McCormick & Co., Inc. (Non-Voting) (c)	149
25	Sara Lee Corp.	310
9	Tyson Foods, Inc., Class A	134
7	Wm. Wrigley, Jr., Co. (c)	442
		6,138
	Gas Utilities — 0.1%
2	Nicor, Inc. (c)	52
6	Questar Corp.	321
		373

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — 1.9%
21	Baxter International, Inc.	1,269
8	Becton, Dickinson & Co.	748
45	Boston Scientific Corp. (a)	573
17	Covidien Ltd. (Bermuda)	722
3	CR Bard, Inc.	327
5	Hospira, Inc. (a)	227
38	Medtronic, Inc.	1,892
12	St. Jude Medical, Inc. (a) (c)	499
8	Stryker Corp.	526
4	Varian Medical Systems, Inc. (a) (c)	223
8	Zimmer Holdings, Inc. (a)	599
		7,605
	Health Care Providers & Services — 2.2%
17	Aetna, Inc.	842
6	AmerisourceBergen Corp.	238
12	Cardinal Health, Inc.	725
9	Cigna Corp.	422
5	Coventry Health Care, Inc. (a)	272
9	Express Scripts, Inc. (a)	505
6	Humana, Inc. (a)	393
4	Laboratory Corp. of America Holdings (a) (c)	302
10	McKesson Corp.	576
18	Medco Health Solutions, Inc. (a)	804
5	Patterson Cos., Inc. (a)	167
5	Quest Diagnostics, Inc.	253
16	Tenet Healthcare Corp. (a) (c)	77
44	UnitedHealth Group, Inc.	2,036
18	WellPoint, Inc. (a)	1,287
		8,899
	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	148
	Hotels, Restaurants & Leisure — 1.3%
15	Carnival Corp.	583
5	Darden Restaurants, Inc.	148
11	International Game Technology	483
11	Marriott International, Inc., Class A (c)	361
40	McDonald’s Corp.	2,170
25	Starbucks Corp. (a)	445
7	Starwood Hotels & Resorts Worldwide, Inc. (c)	320
3	Wendy’s International, Inc.	72
6	Wyndham Worldwide Corp. (c)	134
17	Yum! Brands, Inc.	594
		5,310
	Household Durables — 0.5%
2	Black & Decker Corp. (c)	146
4	Centex Corp. (c)	91
9	D.R. Horton, Inc. (c)	132
5	Fortune Brands, Inc.	337
2	Harman International Industries, Inc. (c)	84
3	KB Home (c)	63
6	Leggett & Platt, Inc. (c)	96
5	Lennar Corp., Class A (c)	88
9	Newell Rubbermaid, Inc.	215
7	Pulte Homes, Inc. (c)	98
2	Snap-On, Inc.	97
3	Stanley Works (The) (c)	135
3	Whirlpool Corp. (c)	221
		1,803
	Household Products — 2.4%
5	Clorox Co.	273
17	Colgate-Palmolive Co.	1,315
14	Kimberly-Clark Corp.	935
105	Procter & Gamble Co.	6,969
		9,492
	Independent Power Producers & Energy Traders — 0.3%
23	AES Corp. (The) (a)	408
6	Constellation Energy Group, Inc.	541
17	Dynegy, Inc., Class A (a)	125
		1,074
	Industrial Conglomerates — 3.6%
24	3M Co.	1,896
343	General Electric Co.	11,355
8	Textron, Inc.	458
17	Tyco International Ltd. (Bermuda)	672
		14,381
	Insurance — 4.1%
11	ACE Ltd. (Bermuda)	628
17	Aflac, Inc.	1,032
19	Allstate Corp. (The)	924
3	AMBAC Financial Group, Inc. (c)	38
86	American International Group, Inc.	4,029
10	AON Corp.	414
3	Assurant, Inc.	203
13	Chubb Corp. (The)	662
6	Cincinnati Financial Corp.	209
15	Genworth Financial, Inc., Class A	345
11	Hartford Financial Services Group, Inc.	744

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
9	Lincoln National Corp.	467
15	Loews Corp.	624
18	Marsh & McLennan Cos., Inc.	449
7	MBIA, Inc. (c)	88
25	MetLife, Inc.	1,463
9	Principal Financial Group, Inc.	490
24	Progressive Corp. (The) (c)	434
15	Prudential Financial, Inc.	1,123
3	Safeco Corp.	148
3	Torchmark Corp. (c)	188
22	Travelers Cos., Inc. (The)	1,015
12	Unum Group	280
6	XL Capital Ltd., Class A (Bermuda)	218
		16,215
	Internet & Catalog Retail — 0.2%
10	Amazon.com, Inc. (a) (c)	672
7	Expedia, Inc. (a) (c)	161
6	IAC/InterActive Corp. (a)	124
		957
	Internet Software & Services — 1.6%
6	Akamai Technologies, Inc. (a) (c)	198
39	eBay, Inc. (a)	1,016
8	Google, Inc., Class A (a)	3,698
7	VeriSign, Inc. (a) (c)	261
45	Yahoo!, Inc. (a)	1,259
		6,432
	IT Services — 0.9%
3	Affiliated Computer Services, Inc., Class A (a)	173
18	Automatic Data Processing, Inc.	713
10	Cognizant Technology Solutions Corp., Class A (a)	297
6	Computer Sciences Corp. (a)	256
4	Convergys Corp. (a)	64
17	Electronic Data Systems Corp.	301
6	Fidelity National Information Services, Inc.	240
6	Fiserv, Inc. (a)	294
11	Paychex, Inc.	356
7	Total System Services, Inc. (c)	149
12	Unisys Corp. (a)	49
25	Western Union Co. (The)	529
		3,421
	Leisure Equipment & Products — 0.2%
3	Brunswick Corp. (c)	49
10	Eastman Kodak Co. (c)	166
5	Hasbro, Inc.	128
12	Mattel, Inc.	240
		583
	Life Sciences Tools & Services — 0.4%
6	Applera Corp. — Applied Biosystems Group	192
2	Millipore Corp. (a) (c)	129
4	PerkinElmer, Inc.	100
14	Thermo Fisher Scientific, Inc. (a)	800
3	Waters Corp. (a)	203
		1,424
	Machinery — 1.9%
22	Caterpillar, Inc.	1,559
7	Cummins, Inc.	349
9	Danaher Corp.	636
15	Deere & Co.	1,282
7	Dover Corp. (c)	280
5	Eaton Corp.	400
14	Illinois Tool Works, Inc.	688
9	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	386
6	ITT Corp. (c)	346
4	Manitowoc Co., Inc. (The) (c)	179
12	PACCAR, Inc. (c)	542
4	Pall Corp.	164
6	Parker-Hannifin Corp.	369
3	Terex Corp. (a)	235
		7,415
	Media — 3.0%
23	CBS Corp., Class B	530
17	Clear Channel Communications, Inc.	540
104	Comcast Corp., Class A (a)	2,036
24	DIRECTV Group, Inc. (The) (a)	610
3	E.W. Scripps Co., Class A (c)	127
8	Gannett Co., Inc. (c)	237
16	Interpublic Group of Companies, Inc. (The) (a)	138
11	McGraw-Hill Cos., Inc. (The)	456
1	Meredith Corp.	56
5	New York Times Co. (The), Class A (c)	91
78	News Corp., Class A	1,444
11	Omnicom Group, Inc.	495
123	Time Warner, Inc.	1,913

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
22	Viacom, Inc., Class B (a)	884
65	Walt Disney Co. (The)	2,092
—(h)	Washington Post Co. (The), Class B (c)	233
		11,882
	Metals & Mining — 1.1%
29	Alcoa, Inc.	1,068
3	Allegheny Technologies, Inc.	268
13	Freeport-McMoRan Copper & Gold, Inc.	1,306
15	Newmont Mining Corp. (c)	784
10	Nucor Corp.	631
3	Titanium Metals Corp. (c)	61
4	United States Steel Corp.	434
		4,552
	Multi-Utilities — 1.1%
7	Ameren Corp. (c)	301
11	CenterPoint Energy, Inc.	160
8	CMS Energy Corp.	110
9	Consolidated Edison, Inc. (c)	376
20	Dominion Resources, Inc.	792
6	DTE Energy Co.	221
3	Integrys Energy Group, Inc. (c)	119
9	NiSource, Inc.	160
12	PG&E Corp.	452
17	Public Service Enterprise Group, Inc.	760
9	Sempra Energy	471
7	TECO Energy, Inc.	107
14	Xcel Energy, Inc. (c)	282
		4,311
	Multiline Retail — 0.8%
3	Big Lots, Inc. (a) (c)	52
2	Dillard’s, Inc., Class A	29
5	Family Dollar Stores, Inc. (c)	91
8	J.C. Penney Co., Inc.	347
11	Kohl’s Corp. (a)	473
15	Macy’s, Inc.	362
6	Nordstrom, Inc. (c)	236
2	Sears Holdings Corp. (a) (c)	236
28	Target Corp.	1,482
		3,308
	Office Electronics — 0.1%
31	Xerox Corp.	461
	Oil, Gas & Consumable Fuels — 10.8%
16	Anadarko Petroleum Corp.	1,008
11	Apache Corp.	1,288
15	Chesapeake Energy Corp.	696
72	Chevron Corp.	6,204
54	ConocoPhillips	4,486
6	Consol Energy, Inc.	467
15	Devon Energy Corp.	1,550
24	El Paso Corp.	387
8	EOG Resources, Inc.	993
185	Exxon Mobil Corp.	16,118
9	Hess Corp.	878
24	Marathon Oil Corp.	1,280
6	Murphy Oil Corp.	513
6	Noble Energy, Inc.	450
28	Occidental Petroleum Corp.	2,174
9	Peabody Energy Corp.	508
5	Range Resources Corp.	309
21	Spectra Energy Corp. (c)	495
4	Sunoco, Inc.	243
5	Tesoro Corp.	173
19	Valero Energy Corp.	1,078
20	Williams Cos., Inc.	725
16	XTO Energy, Inc.	1,012
		43,035
	Paper & Forest Products — 0.3%
15	International Paper Co. (c)	460
6	MeadWestvaco Corp.	161
7	Weyerhaeuser Co.	435
		1,056
	Personal Products — 0.2%
15	Avon Products, Inc.	554
4	Estee Lauder Cos., Inc. (The), Class A	164
		718
	Pharmaceuticals — 6.3%
52	Abbott Laboratories	2,806
10	Allergan, Inc.	616
4	Barr Pharmaceuticals, Inc. (a)	172
67	Bristol-Myers Squibb Co.	1,517
33	Eli Lilly & Co.	1,674
11	Forest Laboratories, Inc. (a)	420
97	Johnson & Johnson	6,012
8	King Pharmaceuticals, Inc. (a)	88
74	Merck & Co., Inc.	3,269

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Pharmaceuticals — Continued
10	Mylan Laboratories, Inc. (c)	121
232	Pfizer, Inc.	5,159
55	Schering-Plough Corp.	1,192
4	Watson Pharmaceuticals, Inc. (a)	98
45	Wyeth	1,980
		25,124
	Real Estate Investment Trusts (REITs) — 1.0%
3	Apartment Investment & Management Co.	116
3	AvalonBay Communities, Inc. (c)	247
4	Boston Properties, Inc. (c)	349
4	Developers Diversified Realty Corp. (c)	161
9	Equity Residential (c)	351
8	General Growth Properties, Inc. (c)	290
18	Host Hotels & Resorts, Inc.	287
9	Kimco Realty Corp. (c)	289
6	Plum Creek Timber Co., Inc. (c)	238
9	ProLogis (c)	470
4	Public Storage	343
8	Simon Property Group, Inc. (c)	633
5	Vornado Realty Trust	380
		4,154
	Real Estate Management & Development — 0.0% (g)
7	CB Richard Ellis Group, Inc., Class A (a) (c)	135
	Road & Rail — 0.9%
10	Burlington Northern Santa Fe Corp. (c)	887
14	CSX Corp. (c)	692
13	Norfolk Southern Corp.	694
2	Ryder System, Inc. (c)	113
9	Union Pacific Corp.	1,111
		3,497
	Semiconductors & Semiconductor Equipment — 2.4%
20	Advanced Micro Devices, Inc. (a) (c)	147
11	Altera Corp.	195
10	Analog Devices, Inc.	277
47	Applied Materials, Inc.	896
16	Broadcom Corp., Class A (a)	302
198	Intel Corp.	3,955
6	KLA-Tencor Corp.	259
8	Linear Technology Corp. (c)	210
24	LSI Corp. (a)	121
8	MEMC Electronic Materials, Inc. (a)	592
6	Microchip Technology, Inc. (c)	197
26	Micron Technology, Inc. (a)	194
8	National Semiconductor Corp.	131
4	Novellus Systems, Inc. (a)	87
19	NVIDIA Corp. (a)	403
6	Teradyne, Inc. (a)	71
47	Texas Instruments, Inc.	1,420
10	Xilinx, Inc.	223
		9,680
	Software — 3.3%
19	Adobe Systems, Inc. (a)	655
8	Autodesk, Inc. (a)	243
7	BMC Software, Inc. (a)	214
13	CA, Inc.	304
6	Citrix Systems, Inc. (a) (c)	212
10	Compuware Corp. (a)	77
11	Electronic Arts, Inc. (a)	505
11	Intuit, Inc. (a)	300
273	Microsoft Corp.	7,425
12	Novell, Inc. (a)	88
134	Oracle Corp. (a)	2,514
29	Symantec Corp. (a)	495
		13,032
	Specialty Retail — 1.6%
3	Abercrombie & Fitch Co., Class A	227
5	AutoNation, Inc. (a) (c)	68
1	AutoZone, Inc. (a)	172
9	Bed Bath & Beyond, Inc. (a) (c)	254
12	Best Buy Co., Inc.	512
6	Circuit City Stores, Inc. (c)	25
5	GameStop Corp., Class A (a)	228
16	Gap, Inc. (The)	319
57	Home Depot, Inc.	1,519
11	Limited Brands, Inc.	161
50	Lowe’s Cos., Inc.	1,189
9	Office Depot, Inc. (a)	105
3	OfficeMax, Inc. (c)	54
4	RadioShack Corp. (c)	78
4	Sherwin-Williams Co. (The) (c)	183
24	Staples, Inc. (c)	533
5	Tiffany & Co.	173
15	TJX Cos., Inc.	474
		6,274

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	378
3	Jones Apparel Group, Inc. (c)	41
3	Liz Claiborne, Inc. (c)	60
13	Nike, Inc., Class B	784
2	Polo Ralph Lauren Corp. (c)	124
3	V.F. Corp.	227
		1,614
	Thrifts & Mortgage Finance — 0.6%
20	Countrywide Financial Corp. (c)	124
33	Fannie Mae	917
22	Freddie Mac	565
18	Hudson City Bancorp, Inc.	280
3	MGIC Investment Corp. (c)	41
12	Sovereign Bancorp, Inc. (c)	134
29	Washington Mutual, Inc. (c)	436
		2,497
	Tobacco — 1.5%
71	Altria Group, Inc.	5,223
6	Reynolds American, Inc. (c)	370
5	UST, Inc. (c)	288
		5,881
	Trading Companies & Distributors — 0.0% (g)
2	W.W. Grainger, Inc.	168
	Wireless Telecommunication Services — 0.3%
14	American Tower Corp., Class A (a)	527
96	Sprint Nextel Corp.	686
		1,213
	Total Common Stocks (Cost $360,064)	395,086
	Investment Company — 0.0% (g)
1	SPDR Trust Series 1 (c) (Cost $192)	194
	Total Long-Term Investments (Cost $360,256)	395,280
Short-Term Investments — 1.0%
	Investment Company — 0.9%
3,620	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $3,620)	3,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
15	2.14%, 05/08/08 (k) (n)	15
100	2.20%, 04/03/08 (k) (n)	100
40	2.94%, 03/06/08 (k) (n)	40
75	3.13%, 04/10/08 (k) (n)	74
40	3.27%, 03/27/08 (k) (n) (Cost $269)	40
		269
	Total Short-Term Investments (Cost $3,889)	3,889
Investments of Cash Collateral for Securities on Loan — 9.4%
	Corporate Notes — 1.6%
1,000	Banque Federative du Credit Mutuel (France), FRN, 3.15%, 03/03/08	1,000
1,000	BBVA Senior Finance S.A. (Spain), FRN, 5.18%, 03/12/08	1,000
900	CDC Financial Products, Inc., FRN, 3.28%, 03/03/08	900
1,000	General Electric Capital Corp., FRN, 3.15%, 03/03/08	987
1,000	Macquarie Bank Ltd., (Australia) FRN, 3.13%, 03/21/08	1,000
500	Monumental Global Funding, FRN, 3.14%, 05/27/08	500
1,100	Unicredito Italiano Bank plc (Ireland), FRN, 3.19%, 03/10/08	1,100
		6,487
	Repurchase Agreements — 7.8%
6,997	Banc of America Securities LLC, 3.17%, dated 02/29/08, due 03/03/08, repurchase price $6,999, collateralized by U.S. Government Agency Mortgages	6,997
6,000	Barclays Capital Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $6,002, collateralized by U.S. Government Agency Mortgages	6,000
6,000	Bear Stearns Cos., Inc., 3.13%, dated 02/29/08, due 03/03/08, repurchase price $6,002, collateralized by U.S. Government Agency Mortgages (y)	6,000
6,000	Credit Suisse First Boston LLC, 3.14%, dated 02/29/08, due 03/03/08, repurchase price $6,002, collateralized by U.S. Government Agency Mortgages	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Repurchase Agreements — Continued
6,000	Lehman Brothers, Inc., 3.12%, dated 02/29/08, due 03/03/08, repurchase price $6,002, collateralized by U.S. Government Agency Mortgages	6,000
		30,997
	Total Investments of Cash Collateral for Securities on Loan (Cost $37,484)	37,484
	Total Investments — 109.5% (Cost $401,629)	436,653
	Liabilities in Excess of Other Assets — (9.5)%	(37,933)
	NET ASSETS — 100.0%	$398,720

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	S&P 500 Index	March, 2008	$2,995	$(58)

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.0%
	Asset-Backed Securities — 2.7%
405	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	411
	AmeriCredit Automobile Receivables Trust,
1,000	Series 2006-BG, Class A3, 5.21%, 10/06/11	974
800	Series 2006-BG, Class A4, 5.21%, 09/06/13	728
128	Bear Stearns Asset Backed Securities Trust, Inc., Series 2006-SD1, Class A, FRN, 3.50%, 04/25/36 (i)(y)	110
200	Capital One Auto Finance Trust Series 2007-C, A2B, FRN, 3.54%, 05/15/10	197
200	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12	195
350	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	354
	Citibank Credit Card Issuance Trust,
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	838
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	501
200	CNH Equipment Trust, Series 2007-A, Class A3, 4.99%, 10/15/10	203
62	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 3.40%, 05/25/36	63
150	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, AF2, 5.24%, 01/25/36	147
	Ford Credit Auto Owner Trust,
1,200	Series 2006-B, Class A4, 5.25%, 09/15/11	1,237
300	Series 2007-B, Class A3A, 5.15%, 11/15/11	309
157	GE Capital Mortgage Services, Inc., Series 1999–HE1, Class M, 6.71%, 04/25/29	144
600	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	604
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	509
	MBNA Credit Card Master Note Trust,
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	580
253	Series 2003-C1, Class C1, FRN, 4.82%, 06/15/12	244
445	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	459
120	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	121
700	WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	703
	Total Asset Backed Securities (Cost $9,371)	9,631
	Collateralized Mortgage Obligations — 36.6%
	Agency CMO — 29.3%
	Federal Home Loan Mortgage Corp., REMICS
19	Series 11, Class D, 9.50%, 07/15/19	20
—(h)	Series 41, Class I, HB, 84.00%, 05/15/20	1
9	Series 46, Class B, 7.80%, 09/15/20	10
3	Series 47, Class F, 10.00%, 06/15/20	3
—(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
8	Series 99, Class Z, 9.50%, 01/15/21	9
36	Series 114, Class H, 6.95%, 01/15/21	35
2	Series 1079, Class S, IF, 23.38%, 05/15/21	3
3	Series 1084, Class F, FRN, 4.07%, 05/15/21	3
2	Series 1084, Class S, HB, IF, 31.16%, 05/15/21	3
18	Series 1144, Class KB, 8.50%, 09/15/21	18
—(h)	Series 1172, Class L, HB, 1183.20%, 11/15/21	1
—(h)	Series 1196, Class B, HB, IF, 814.32%, 01/15/22	4
28	Series 1206, Class IA, 7.00%, 03/15/22	30
247	Series 1212, Class IZ, 8.00%, 02/15/22	254
20	Series 1250, Class J, 7.00%, 05/15/22	21
55	Series 1343, Class LA, 8.00%, 08/15/22	60
239	Series 1466, Class PZ, 7.50%, 02/15/23	260
3	Series 1470, Class F, FRN, 5.07%, 02/15/23	3
98	Series 1491, Class I, 7.50%, 04/15/23	106
—(h)	Series 1506, Class F, FRN, 5.72%, 05/15/08	—	(h)
—(h)	Series 1506, Class S, IF, 10.58%, 05/15/08	—	(h)
1	Series 1506, Class SD, IF, IO, 5.38%, 05/15/08	—	(h)
23	Series 1512, Class J, 6.50%, 05/15/08	23
3	Series 1513, Class AG, FRN, 2.92%, 05/15/08	3
5	Series 1513, Class N, 6.50%, 05/15/08	5
97	Series 1518, Class G, IF, 6.62%, 05/15/23	103
92	Series 1541, Class O, FRN, 2.97%, 07/15/23	93
4	Series 1544, Class J, IF, 10.33%, 07/15/08	4
2	Series 1549, Class K, 8.50%, 07/15/08	2
146	Series 1558, Class D, 6.50%, 07/15/23	150
12	Series 1586, Class M, 5.00%, 09/15/08	11
3	Series 1602, Class SA, IF, 12.59%, 10/15/23	3
6	Series 1604, Class SA, IF, 7.42%, 11/15/08	6
12	Series 1606, Class SC, IF, 10.32%, 11/15/08	12
532	Series 1607, Class H, 6.25%, 10/15/13	543
304	Series 1608, Class L, 6.50%, 09/15/23	326
312	Series 1609, Class LG, IF, 10.56%, 11/15/23	346
121	Series 1611, Class JA, FRN, 4.38%, 08/15/23	121
110	Series 1611, Class JB, IF, 10.87%, 08/15/23	116
17	Series 1625, Class SD, IF, 8.50%, 12/15/08	17
4	Series 1671, Class L, 7.00%, 02/15/24	4
7	Series 1685, Class Z, 6.00%, 11/15/23	7
7	Series 1689, Class SD, IF, 10.77%, 10/15/23	7
30	Series 1698, Class SC, IF, 11.37%, 03/15/09	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
38	Series 1700, Class GA, PO, 02/15/24	35
405	Series 1706, Class K, 7.00%, 03/15/24	438
36	Series 1745, Class D, 7.50%, 08/15/24	38
107	Series 1798, Class F, 5.00%, 05/15/23	109
4	Series 1807, Class G, 9.00%, 10/15/20	5
8	Series 1900, Class T, PO, 08/15/08	8
419	Series 1927, Class PH, 7.50%, 01/15/27	449
9	Series 1967, Class PC, PO, 10/15/08	9
206	Series 1981, Class Z, 6.00%, 05/15/27	214
62	Series 1987, Class PE, 7.50%, 09/15/27	63
491	Series 2006-59, Class QO, PO, 01/25/33	411
3	Series 2017, Class SE, IF, 9.21%, 12/15/08	3
145	Series 2025, Class PE, 6.30%, 01/15/13	149
32	Series 2033, Class SN, IF, IO, 13.15%, 03/15/24	13
87	Series 2038, Class PN, IO, 7.00%, 03/15/28	18
364	Series 2040, Class PE, 7.50%, 03/15/28	379
145	Series 2056, Class TD, 6.50%, 05/15/18	154
566	Series 2063, Class PG, 6.50%, 06/15/28	599
76	Series 2064, Class TE, 7.00%, 06/15/28	81
385	Series 2075, Class PH, 6.50%, 08/15/28	410
304	Series 2075, Class PM, 6.25%, 08/15/28	321
96	Series 2089, Class PJ, IO, 7.00%, 10/15/28	20
60	Series 2097, Class PV, 6.00%, 09/15/09	60
77	Series 2102, Class TC, 6.00%, 12/15/13	80
419	Series 2115, Class PE, 6.00%, 01/15/14	438
305	Series 2125, Class JZ, 6.00%, 02/15/29	317
36	Series 2163, Class PC, IO, 7.50%, 06/15/29	7
506	Series 2169, Class TB, 7.00%, 06/15/29	560
202	Series 2172, Class QC, 7.00%, 07/15/29	219
2	Series 2196, Class TL, 7.50%, 11/15/29	3
129	Series 2201, Class C, 8.00%, 11/15/29	139
232	Series 2210, Class Z, 8.00%, 01/15/30	251
102	Series 2224, Class CB, 8.00%, 03/15/30	107
144	Series 2256, Class MC, 7.25%, 09/15/30	151
224	Series 2259, Class ZM, 7.00%, 10/15/30	239
166	Series 2271, Class PC, 7.25%, 12/15/30	172
202	Series 2283, Class K, 6.50%, 12/15/23	220
107	Series 2296, Class PD, 7.00%, 03/15/31	109
53	Series 2306, Class K, PO, 05/15/24	45
128	Series 2306, Class SE, IF, IO, 6.88%, 05/15/24	20
76	Series 2333, Class HC, 6.00%, 07/15/31	78
164	Series 2344, Class QG, 6.00%, 08/15/16	173
2,375	Series 2344, Class ZD, 6.50%, 08/15/31	2,502
290	Series 2344, Class ZJ, 6.50%, 08/15/31	309
245	Series 2345, Class NE, 6.50%, 08/15/31	260
262	Series 2345, Class PQ, 6.50%, 08/15/16	278
235	Series 2347, Class VP, 6.50%, 03/15/20	250
308	Series 2351, Class PZ, 6.50%, 08/15/31	321
188	Series 2355, Class BP, 6.00%, 09/15/16	198
212	Series 2360, Class PG, 6.00%, 09/15/16	223
42	Series 2362, Class PD, 6.50%, 06/15/20	42
188	Series 2366, Class MD, 6.00%, 10/15/16	194
339	Series 2391, Class QR, 5.50%, 12/15/16	352
335	Series 2391, Class VQ, 6.00%, 10/15/12	349
233	Series 2392, Class PV, 6.00%, 12/15/20	236
507	Series 2405, Class PE, 6.00%, 01/15/17	536
83	Series 2410, Class HC, 5.50%, 02/15/09	85
217	Series 2410, Class NG, 6.50%, 02/15/32	232
247	Series 2410, Class OE, 6.38%, 02/15/32	262
95	Series 2410, Class QX, IF, IO, 5.53%, 02/15/32	13
48	Series 2412, Class SE, IF, 9.85%, 02/15/09	51
405	Series 2412, Class SP, IF, 9.86%, 02/15/32	436
111	Series 2423, Class MC, 7.00%, 03/15/32	119
220	Series 2423, Class MT, 7.00%, 03/15/32	236
243	Series 2435, Class CJ, 6.50%, 04/15/32	262
405	Series 2435, Class VH, 6.00%, 07/15/19	422
304	Series 2441, Class GF, 6.50%, 04/15/32	325
261	Series 2444, Class ES, IF, IO, 4.83%, 03/15/32	29
287	Series 2450, Class GZ, 7.00%, 05/15/32	304
104	Series 2450, Class SW, IF, IO, 4.88%, 03/15/32	12
405	Series 2455, Class GK, 6.50%, 05/15/32	434
569	Series 2460, Class VZ, 6.00%, 11/15/29	591
997	Series 2466, Class DH, 6.50%, 06/15/32	1,063
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,068
405	Series 2474, Class NR, 6.50%, 07/15/32	433
511	Series 2481, Class YA, 5.50%, 07/15/27	522
582	Series 2484, Class LZ, 6.50%, 07/15/32	625
389	Series 2498, Class UD, 5.50%, 06/15/16	394
607	Series 2500, Class MC, 6.00%, 09/15/32	625
108	Series 2500, Class TD, 5.50%, 02/15/16	108
607	Series 2512, Class PG, 5.50%, 10/15/22	637
146	Series 2513, Class YO, PO, 02/15/32	133
593	Series 2515, Class DE, 4.00%, 03/15/32	583
52	Series 2519, Class BT, 8.50%, 09/15/31	57
359	Series 2527, Class VU, 5.50%, 10/15/13	372
304	Series 2535, Class BK, 5.50%, 12/15/22	317
425	Series 2537, Class TE, 5.50%, 12/15/17	445
675	Series 2543, Class YX, 6.00%, 12/15/32	693
340	Series 2557, Class WJ, 5.00%, 07/15/14	343
378	Series 2565, Class MB, 6.00%, 05/15/30	387

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
810	Series 2575, Class ME, 6.00%, 02/15/33	830
254	Series 2586, Class WI, IO, 6.50%, 03/15/33	51
896	Series 2594, Class VA, 6.00%, 03/15/14	924
383	Series 2594, Class VP, 6.00%, 02/15/14	392
405	Series 2594, Class VQ, 6.00%, 08/15/20	421
720	Series 2597, Class AD, 6.50%, 03/15/32	764
622	Series 2597, Class DS, IF, IO, 4.43%, 02/15/33	47
1,305	Series 2599, Class DS, IF, IO, 3.88%, 02/15/33	83
1,443	Series 2610, Class DS, IF, IO, 3.98%, 03/15/33	109
854	Series 2611, Class SH, IF, IO, 4.53%, 10/15/21	78
405	Series 2617, Class GR, 4.50%, 05/15/18	406
258	Series 2619, Class IM, IO, 5.00%, 10/15/21	28
300	Series 2622, Class PE, 4.50%, 05/15/18	301
1,000	Series 2628, Class WA, 4.00%, 07/15/28	998
202	Series 2631, Class LC, 4.50%, 06/15/18	203
202	Series 2640, Class VE, 3.25%, 07/15/22	187
66	Series 2643, Class HI, IO, 4.50%, 12/15/16	5
498	Series 2651, Class VZ, 4.50%, 07/15/18	495
171	Series 2656, Class SH, IF, 12.24%, 02/15/25	191
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,032
283	Series 2668, Class SB, IF, 4.43%, 10/15/15	284
202	Series 2672, Class ME, 5.00%, 11/15/22	207
506	Series 2675, Class CK, 4.00%, 09/15/18	492
361	Series 2682, Class YS, IF, 4.10%, 10/15/33	280
1,000	Series 2684, Class PO, PO, 01/15/33	722
243	Series 2684, Class TO, PO, 10/15/33	141
181	Series 2686, Class GB, 5.00%, 05/15/20	185
149	Series 2691, Class WS, IF, 4.32%, 10/15/33	112
1,000	Series 2695, Class DE, 4.00%, 01/15/17	998
218	Series 2705, Class SC, IF, 4.32%, 11/15/33	170
218	Series 2705, Class SD, IF, 4.99%, 11/15/33	181
14	Series 2733, Class GF, FRN, 0.00%, 09/15/33	13
87	Series 2739, Class S, IF, 5.76%, 01/15/34	76
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	142
197	Series 2744, Class PC, 5.50%, 01/15/31	199
505	Series 2744, Class PD, 5.50%, 08/15/33	524
405	Series 2744, Class TU, 5.50%, 05/15/32	415
81	Series 2749, Class PK, IO, 5.00%, 09/15/22	1
172	Series 2753, Class S, IF, 5.76%, 02/15/34	140
217	Series 2755, Class PA, PO, 02/15/29	195
103	Series 2755, Class SA, IF, 7.96%, 05/15/30	107
59	Series 2769, Class PO, PO, 03/15/34	34
385	Series 2776, Class SK, IF, 4.39%, 04/15/34	296
125	Series 2846, Class PO, PO, 08/15/34	102
908	Series 2907, Class VC, 4.50%, 05/15/34	870
500	Series 2999, Class ND, 4.50%, 07/15/20	491
666	Series 3068, Class AO, PO, 01/15/35	599
250	Series 3117, Class EO, PO, 02/15/36	206
82	Series 3117, Class OK, PO, 02/15/36	62
450	Series 3150, Class PO, PO, 05/15/36	357
889	Series 3152, Class MO, FRN, 0.00%, 03/15/36	715
148	Series 3158, Class LX, FRN, 0.00%, 05/15/36	131
1,000	Series 3162, Class OB, 6.00%, 11/15/30	1,045
495	Series 3179, Class OA, PO, 07/15/36	412
144	Series 3189, Class SN, IF, 8.33%, 11/15/35	158
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
79	Series T-41, Class 3A, 7.50%, 07/25/32	83
68	Series T-51, Class 2A, 7.50%, 08/25/42	72
672	Series T-54, Class 2A, 6.50%, 02/25/43	694
233	Series T-54, Class 3A, 7.00%, 02/25/43	253
63	Series T-58, Class APO, PO, 09/25/43	55
158	Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	167
	Federal National Mortgage Association, REMICS,
6	Series 1988-7, Class Z, 9.25%, 04/25/18	6
25	Series 1989-70, Class G, 8.00%, 10/25/19	28
11	Series 1989-78, Class H, 9.40%, 11/25/19	13
9	Series 1989-83, Class H, 8.50%, 11/25/19	10
9	Series 1989-89, Class H, 9.00%, 11/25/19	9
3	Series 1990-1, Class D, 8.80%, 01/25/20	3
5	Series 1990-7, Class B, 8.50%, 01/25/20	5
5	Series 1990-60, Class K, 5.50%, 06/25/20	5
4	Series 1990-63, Class H, 9.50%, 06/25/20	5
5	Series 1990-93, Class G, 5.50%, 08/25/20	5
—(h)	Series 1990-94, Class H, HB, 504.60%, 08/25/20	1
—(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	1
23	Series 1990-102, Class J, 6.50%, 08/25/20	24
10	Series 1990-120, Class H, 9.00%, 10/25/20	12
2	Series 1990-134, Class SC, IF, 16.87%, 11/25/20	3
—(h)	Series 1990-140, Class K, HB, 650.76%, 12/25/20	2
—(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	—	(h)
14	Series 1991-42, Class S, IF, 12.15%, 05/25/21	16
7	Series 1992-33, Class F, FRN, 3.27%, 03/25/22	7
13	Series 1992-143, Class MA, 5.50%, 09/25/22	13
95	Series 1993-25, Class J, 7.50%, 03/25/23	104

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
590	Series 1993-37, Class PX, 7.00%, 03/25/23	636
195	Series 1993-54, Class Z, 7.00%, 04/25/23	212
41	Series 1993-62, Class SA, IF, 11.03%, 04/25/23	48
2	Series 1993-72, Class F, FRN, 4.97%, 05/25/08	2
53	Series 1993-122, Class M, 6.50%, 07/25/23	57
21	Series 1993-165, Class SD, IF, 6.21%, 09/25/23	23
1	Series 1993-170, Class SE, IF, 10.53%, 09/25/08	1
3	Series 1993-175, Class SA, IF, 14.34%, 09/25/08	3
87	Series 1993-178, Class PK, 6.50%, 09/25/23	93
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,097
684	Series 1993-189, Class PL, 6.50%, 10/25/23	733
17	Series 1993-190, Class S, IF, 7.42%, 10/25/08	17
4	Series 1993-196, Class FA, FRN, 4.97%, 10/25/08	4
91	Series 1993-225, Class SG, IF, 14.16%, 12/25/13	109
145	Series 1993-247, Class SA, IF, 12.97%, 12/25/23	182
316	Series 1993-250, Class Z, 7.00%, 12/25/23	337
559	Series 1993-257, Class C, PO, 06/25/23	509
8	Series 1994-9, Class E, PO, 11/25/23	7
15	Series 1994-12, Class FC, FRN, 5.12%, 01/25/09	15
1	Series 1994-13, Class SK, IF, 9.90%, 02/25/09	1
14	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	—	(h)
3	Series 1994-20, Class Z, 6.50%, 02/25/09	3
45	Series 1994-34, Class DZ, 6.00%, 03/25/09	45
36	Series 1994-55, Class G, 6.75%, 12/25/23	36
376	Series 1996-14, Class SE, IF, IO, 7.17%, 08/25/23	55
3	Series 1996-20, Class L, PO, 09/25/08	3
12	Series 1996-24, Class E, PO, 03/25/09	11
18	Series 1996-27, Class FC, FRN, 3.66%, 03/25/17	18
12	Series 1996-32, Class PH, 7.00%, 01/25/26	12
9	Series 1996-39, Class J, PO, 09/25/08	9
40	Series 1996-59, Class J, 6.50%, 08/25/22	42
226	Series 1996-59, Class K, 6.50%, 07/25/23	234
178	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	7
185	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	6
83	Series 1997-27, Class J, 7.50%, 04/18/27	88
75	Series 1997-29, Class J, 7.50%, 04/20/27	81
155	Series 1997-39, Class PD, 7.50%, 05/20/27	168
72	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	15
12	Series 1998-4, Class C, PO, 04/25/23	10
11	Series 1998-27, Class B, PO, 12/25/08	10
153	Series 1998-36, Class ZB, 6.00%, 07/18/28	157
422	Series 2000-2, Class ZE, 7.50%, 02/25/30	458
197	Series 2001-4, Class PC, 7.00%, 03/25/21	213
302	Series 2001-5, Class OW, 6.00%, 03/25/16	315
588	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	131
420	Series 2001-36, Class DE, 7.00%, 08/25/31	449
105	Series 2001-44, Class PD, 7.00%, 09/25/31	113
494	Series 2001-48, Class Z, 6.50%, 09/25/21	534
119	Series 2001-49, Class Z, 6.50%, 09/25/31	127
30	Series 2001-50, Class VB, 6.50%, 12/25/16	29
173	Series 2001-52, Class XM, 6.50%, 11/25/10	178
374	Series 2001-61, Class VB, 7.00%, 12/25/16	373
200	Series 2001-71, Class GU, 6.00%, 05/25/14	201
389	Series 2001-71, Class MB, 6.00%, 12/25/16	409
496	Series 2001-71, Class QE, 6.00%, 12/25/16	522
2,834	Series 2001-74, Class MB, 6.00%, 12/25/16	3,001
276	Series 2001-80, Class PE, 6.00%, 07/25/29	286
103	Series 2001-81, Class LO, PO, 01/25/32	83
259	Series 2002-1, Class HC, 6.50%, 02/25/22	276
97	Series 2002-1, Class SA, IF, 15.00%, 02/25/32	119
222	Series 2002-2, Class UC, 6.00%, 02/25/17	232
489	Series 2002-3, Class OG, 6.00%, 02/25/17	515
93	Series 2002-8, Class SR, IF, 9.82%, 03/25/09	98
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,286
329	Series 2002-21, Class PE, 6.50%, 04/25/32	350
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	433
310	Series 2002-28, Class PK, 6.50%, 05/25/32	331
422	Series 2002-37, Class Z, 6.50%, 06/25/32	435
780	Series 2002-56, Class UC, 5.50%, 09/25/17	809
369	Series 2002-59, Class AC, 6.00%, 03/25/28	371
810	Series 2002-74, Class LD, 5.00%, 01/25/16	823
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,026
442	Series 2002-84, Class VB, 5.50%, 04/25/15	460
70	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	8
405	Series 2002-94, Class BK, 5.50%, 01/25/18	426
341	Series 2003-8, Class SB, IF, IO, 4.52%, 03/25/16	17
202	Series 2003-22, Class UD, 4.00%, 04/25/33	176
162	Series 2003-34, Class GB, 6.00%, 03/25/33	166
304	Series 2003-34, Class GE, 6.00%, 05/25/33	310
79	Series 2003-39, IO, VAR, 6.00%, 05/25/33	17
405	Series 2003-47, Class PE, 5.75%, 06/25/33	407
178	Series 2003-52, Class SX, IF, 13.55%, 10/25/31	213

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
168	Series 2003-64, Class SX, IF, 5.59%, 07/25/33	147
391	Series 2003-71, Class DS, IF, 3.11%, 08/25/33	324
887	Series 2003-73, Class GA, 3.50%, 05/25/31	870
1,295	Series 2003-80, Class SY, IF, IO, 4.52%, 06/25/23	153
405	Series 2003-83, Class PG, 5.00%, 06/25/23	415
1,000	Series 2003-86, Class PW, 4.50%, 06/25/15	1,009
113	Series 2003-91, Class SD, IF, 7.27%, 09/25/33	116
304	Series 2003-106, Class US, IF, 4.37%, 11/25/23	260
830	Series 2003-116, Class SB, IF, IO, 4.47%, 11/25/33	89
202	Series 2003-128, Class KE, 4.50%, 01/25/14	205
500	Series 2003-128, Class NG, 4.00%, 01/25/19	482
265	Series 2003-130, Class SX, IF, 6.82%, 01/25/34	278
1,076	Series 2004-1, Class DL, 4.50%, 02/25/18	1,084
303	Series 2004-14, Class SD, IF, 4.37%, 03/25/34	238
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	958
63	Series 2004-21, Class CO, PO, 04/25/34	36
405	Series 2004-25, Class PC, 5.50%, 01/25/34	413
249	Series 2004-25, Class SA, IF, 10.90%, 04/25/34	281
263	Series 2004-36, Class PC, 5.50%, 02/25/34	267
391	Series 2004-36, Class SA, IF, 10.90%, 05/25/34	436
287	Series 2004-76, Class CL, 4.00%, 10/25/19	279
386	Series 2005-40, Class YA, 5.00%, 09/25/20	397
577	Series 2005-52, Class PA, 6.50%, 06/25/35	611
437	Series 2005-56, Class S, IO, FRN, 3.58%, 07/25/35	38
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,068
378	Series 2006-44, Class P, PO, 12/25/33	305
327	Series 2006-65, Class QO, FRN, 0.00%, 07/25/36	269
493	Series 2006-72, Class GO, PO, 0.00%, 08/25/36	405
500	Series 2006-77, Class PC, 6.50%, 08/25/36	541
887	Series 2006-110, Class PO, PO, 11/25/36	693
1,000	Series 2006-124, Class HB, 6.03%, 11/25/36	1,014
1,525	Series 2007-84, Class PD, 6.00%, 08/25/32	1,578
969	Series 2007-106, Class A7, 6.25%, 10/25/37	997
8	Series G-14, Class L, 8.50%, 06/25/21	8
38	Series G-18, Class Z, 8.75%, 06/25/21	42
12	Series G-22, Class G, 6.00%, 12/25/16	12
27	Series G-35, Class M, 8.75%, 10/25/21	31
116	Series G92-35, Class E, 7.50%, 07/25/22	126
7	Series G92-42, Class Z, 7.00%, 07/25/22	7
164	Series G92-44, Class ZQ, 8.00%, 07/25/22	180
126	Series G92-54, Class ZQ, 7.50%, 09/25/22	138
26	Series G93-5, Class Z, 6.50%, 02/25/23	28
27	Series G95-1, Class C, 8.80%, 01/25/25	31
	Federal National Mortgage Association Whole Loan,
75	Series 2002-W5, Class A7, 6.25%, 08/25/30	75
57	Series 2002-W5, Class A10, IF, IO, 4.97%, 11/25/30	2
320	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	339
278	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	304
91	Series 2003-W4, Class 2A, 6.50%, 10/25/42	98
	Federal National Mortgage Association Interest STRIPS,
1	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
9	Series 218, Class 2, IO, 7.50%, 04/01/23	2
130	Series 329, Class 1, PO, 01/01/33	101
294	Series 340, Class 1, PO, 09/01/33	218
	Government National Mortgage Association,
95	Series 1994-3, Class PQ, 7.49%, 07/16/24	103
344	Series 1994-4, Class KQ, 7.99%, 07/16/24	371
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	655
134	Series 1995-3, Class DQ, 8.05%, 06/16/25	150
36	Series 1995-7, Class CQ, 7.50%, 09/16/25	38
281	Series 1996-16, Class E, 7.50%, 08/16/26	300
56	Series 1998-26, Class K, 7.50%, 09/17/25	61
828	Series 1999-10, Class ZC, 6.50%, 04/20/29	880
116	Series 1999-30, Class S, IF, IO 5.48%, 08/16/29	16
100	Series 1999-41, Class Z, 8.00%, 11/16/29	108
73	Series 1999-44, Class PC, 7.50%, 12/20/29	78
169	Series 2000-6, Class Z, 7.50%, 02/20/30	186
29	Series 2000-9, Class Z, 8.00%, 06/20/30	32
697	Series 2000-9, Class ZJ, 8.50%, 02/16/30	777
280	Series 2000-14, Class PD, 7.00%, 02/16/30	301
81	Series 2000-16, Class ZN, 7.50%, 02/16/30	89
422	Series 2000-37, Class B, 8.00%, 12/20/30	439
35	Series 2000-38, Class AH, 7.15%, 12/20/30	36
271	Series 2001-7, Class PK, 6.50%, 03/20/31	289
14	Series 2001-32, Class WA, IF, 12.34%, 07/20/31	16
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	429
99	Series 2002-7, Class PG, 6.50%, 01/20/32	105
140	Series 2002-31, Class S, IF, IO, 5.58%, 01/16/31	16
380	Series 2002-40, Class UK, 6.50%, 06/20/32	406
401	Series 2002-47, Class PG, 6.50%, 07/16/32	428
405	Series 2002-47, Class PY, 6.00%, 07/20/32	415
451	Series 2002-47, Class ZA, 6.50%, 07/20/32	476

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
37	Series 2002-51, Class SG, IF, 19.01%, 04/20/31	46
215	Series 2002-54, Class GB, 6.50%, 08/20/32	230
121	Series 2002-79, Class KV, 6.00%, 11/20/13	125
291	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	29
245	Series 2003-4, Class NY, 5.50%, 12/20/13	256
78	Series 2003-24, Class PO, PO, 03/16/33	65
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	326
312	Series 2003-52, Class AP, PO, 06/16/33	252
197	Series 2003-95, Class SB, FRN, 9.32%, 09/17/31	200
68	Series 2003-95, Class SC, IF, IO, 3.88%, 09/17/31	1
64	Series 2004-28, Class S, IF, 11.09%, 04/16/34	70
138	Series 2004-73, Class AE, IF, 8.43%, 08/17/34	148
978	Series 2007-49, Class NO, PO, 0.00%, 12/20/35	828
	Vendee Mortgage Trust,
521	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	534
749	Series 1996-1, Class 1Z, 6.75%, 02/15/26	787
253	Series 1996-2, Class 1Z, 6.75%, 06/15/26	276
1,008	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,127
255	Series 1998-1, Class 2E, 7.00%, 09/15/27	276
		102,558
	Non-Agency CMO — 7.3%
398	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.50%, 08/25/18	402
111	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	80
	Banc of America Mortgage Securities, Inc.,
89	Series 2003-8, Class APO, PO, 11/25/33	67
218	Series 2004-1, Class APO, PO, 02/25/34	161
155	Series 2004-6, Class APO, PO, 07/25/34	101
87	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	63
59	BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	1
740	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.00%, 03/25/34	745
	Citigroup Mortgage Loan Trust, Inc.,
193	Series 2003-UP3, Class A3, 7.00%, 09/25/33	199
78	Series 2003-UST1, Class 1PO, PO, 12/25/18	59
55	Series 2003-UST1, Class 3PO, PO, 12/25/18	42
417	Series 2003-UST1, Class A1, 5.50%, 12/25/18	423
	Countrywide Alternative Loan Trust,
822	Series 2002-8, Class A4, 6.50%, 07/25/32	832
1,264	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,044
254	Series 2005-26CB, Class A10, IF, 7.37%, 07/25/35	267
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	475
300	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	267
	Countrywide Home Loan Mortgage Pass Through Trust,
759	Series 2003-26, Class 1A6, 3.50%, 08/25/33	672
376	Series 2003-J7, Class 4A3, IF, 5.74%, 08/25/18	381
147	Series 2003-J13, Class PO, PO, 01/25/34	108
97	Series 2004-HYB3, Class 2APO, VAR, 4.07%, 06/20/34	98
684	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	680
373	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	263
611	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 1A1, 5.30%, 06/25/20	617
148	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	116
	First Horizon Asset Securities, Inc.,
459	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	457
592	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	597
202	Series 2004-AR7, Class 2A2, FRN, 4.91%, 02/25/35	208
533	GMAC Mortgage Corp Loan Trust, Series 2004-J1, Class A15, 5.25%, 04/25/34	541
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/36	482
607	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, 0.72%, 08/25/35	5
415	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	415
	MASTR Alternative Loans Trust,
730	Series 2003-9, Class 8A1, 6.00%, 01/25/34	713
2,352	Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,296
74	Series 2004-7, Class 30PO, PO, 08/25/34	51
194	Series 2004-10, Class 1A1, 4.50%, 09/25/19	193
739	Series 2005-6, Class 3A1, 5.50%, 11/25/20	747
	MASTR Asset Securitization Trust,
759	Series 2003-2, Class 1A1, 5.00%, 03/25/18	761
99	Series 2003-4, Class 2A2, 5.00%, 05/25/18	101
220	Series 2003-11, Class 6A2, 4.00%, 12/25/33	221
132	Series 2004-8, Class PO, PO, 08/25/19	101
619	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	380

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
121	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 3.45%, 02/25/35	112
	Nomura Asset Acceptance Corp.,
243	Series 2003-A1, Class A1, 5.50%, 05/25/33	245
178	Series 2003-A1, Class A2, 6.00%, 05/25/33	182
14	Series 2003-A1, Class A5, 7.00%, 04/25/33	14
151	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	156
—(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
	Residential Accredit Loans, Inc.,
1,131	Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,129
217	Series 2002-QS16, Class A3, IF, 10.07%, 10/25/17	243
254	Series 2003-QS3, Class A2, IF, 9.60%, 02/25/18	284
1,099	Series 2003-QS9, Class A3, IF, IO, 4.41%, 05/25/18	96
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	200
138	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	137
	Residential Funding Mortgage Securities I,
523	Series 2003-S7, Class A17, 4.00%, 05/25/33	492
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	198
465	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	457
3	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	3
60	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	49
—(h)	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	—	(h)
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	382
97	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class PO, PO, 03/25/33	71
	WaMu Mortgage Pass Through Certificates,
498	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	502
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	304
109	Series 2003-S10, Class A6, PO, 10/25/18	80
279	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	280
905	Series 2004-S3, Class 2A3, IF, 10.22%, 07/25/34	941
	Wells Fargo Mortgage Backed Securities Trust,
152	Series 2003-11, Class 1APO, PO, 10/25/18	124
405	Series 2003-13, Class A7, 4.50%, 11/25/18	405
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	180
264	Series 2004-7, Class 2A2, 5.00%, 07/25/19	262
738	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	739
242	Series 2004-EE, Class 3A1, FRN, 4.00%, 12/25/34	245
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	505
		25,449
	Total Collateralized Mortgage Obligations (Cost $127,171)	128,007
	Commercial Mortgage Backed Securities — 1.7%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	484
	Bear Stearns Commercial Mortgage Securities,
29	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	29
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	286
360	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	347
354	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	348
410	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	411
	CS First Boston Mortgage Securities Corp.,
293	Series 1998-C2, Class A2, 6.30%, 11/15/30	294
352	Series 2003-23, Class 2A5, 5.00%, 10/25/18	349
80	First Union — Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	81
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	478
	Morgan Stanley Capital I,
506	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	501
116	Series 2006-T23, Class A1, 5.68%, 08/12/41	116
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.49%, 02/03/16 (e)	551
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	990
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	793
	Total Commercial Mortgage Backed Securities (Cost $6,024)	6,058

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Corporate Bonds — 21.6%
	Aerospace & Defense — 0.0% (g)
100	Honeywell International, Inc., 5.30%, 03/01/18	103
250	Northrop Grumman Corp., 7.13%, 02/15/11	274
174	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	190
		567
	Air Freight & Logistics — 0.3%
762	FedEx Corp., 6.72%, 01/15/22	808
150	United Parcel Service, Inc., 5.50%, 01/15/18	159
		967
	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	106
	Continental Airlines, Inc.,
43	1999-2, Class A1, 7.26%, 03/15/20	44
202	1999-2, Class A2, 7.06%, 09/15/09	201
136	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13	136
		487
	Automobiles — 0.2%
709	Daimler Finance North America LLC, 7.20%, 09/01/09	744
	Beverages — 0.0% (g)
75	Anheuser-Busch Cos., Inc., 5.50%, 01/15/18	78
	Capital Markets — 4.2%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09 (c) (y)	787
100	5.70%, 11/15/14 (y)	96
450	6.40%, 10/02/17 (y)	415
100	7.25%, 02/01/18 (y)	97
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09	113
405	5.50%, 08/15/13	425
1,640	6.13%, 11/15/11	1,759
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	269
202	4.75%, 07/15/13	204
200	5.15%, 01/15/14	203
300	5.50%, 11/15/14	308
1,100	5.95%, 01/18/18	1,111
486	6.60%, 01/15/12	526
1,000	6.88%, 01/15/11	1,082
101	7.35%, 10/01/09 (c)	107
	Lehman Brothers Holdings, Inc.,
300	4.80%, 03/13/14	289
350	6.00%, 07/19/12	360
455	6.63%, 01/18/12	476
75	6.75%, 12/28/17	75
	Merrill Lynch & Co., Inc.,
202	3.13%, 07/15/08	201
405	3.70%, 04/21/08	404
200	4.50%, 11/04/10 (c)	200
304	4.13%, 01/15/09	303
200	5.00%, 01/15/15	194
202	5.45%, 07/15/14	199
800	6.40%, 08/28/17	818
	Morgan Stanley,
243	4.25%, 05/15/10 (c)	244
147	4.75%, 04/01/14	142
175	5.75%, 08/31/12	182
1,000	6.60%, 04/01/12	1,067
1,240	6.75%, 04/15/11	1,327
607	State Street Corp., 7.65%, 06/15/10	662
		14,645
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.15, 02/01/13	101
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	108
304	6.13%, 02/01/11	323
50	EI Du Pont de Nemours & Co., 4.13%, 03/06/13	50
225	Monsanto Co., 7.38%, 08/15/12	253
100	Potash Corp. of Saskatchewan (Canada), 4.88%, 03/01/13	104
		939
	Commercial Banks — 2.6%
	Barclays Bank plc (United Kingdom),
100	5.45%, 09/12/12	106
250	6.05%, 12/04/17 (e)	259
152	Branch Banking & Trust Co., 4.88%, 01/15/13	154
350	Fifth Third Bancorp, 5.45%, 01/15/17	328
405	Keycorp, Series G, 4.70%, 05/21/09	409
300	M&T Bank Corp., 6.63%, 12/04/17	317
200	Marshall & Ilsley Corp., 5.35%, 04/01/11	208
233	Mellon Funding Corp., 3.25%, 04/01/09	232
150	National City Bank, FRN, 4.00%, 01/21/10	142
225	PNC Funding Corp., 5.25%, 11/15/15	220
202	Popular North America, Inc., 4.25%, 04/01/08	202

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	386
	SunTrust Bank,
270	5.25%, 11/05/12	274
229	6.38%, 04/01/11	243
100	UBS AG (Switzerland), 5.88%, 12/20/17	106
1,012	U.S. Bank, N.A., 7.13%, 12/01/09	1,084
202	Wachovia Bank N.A., 7.80%, 08/18/10	222
	Wachovia Corp.,
709	3.50%, 08/15/08	709
388	3.63%, 02/17/09	388
850	5.75%, 02/01/18	855
	Wells Fargo & Co.,
456	3.13%, 04/01/09 (c)	453
550	5.00%, 11/15/14	561
415	5.63%, 12/11/17	430
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	87
628	7.55%, 06/21/10	685
		9,060
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	103
	Computers & Peripherals — 0.2%
325	Hewlett-Packard Co., 5.40%, 03/01/17	334
	International Business Machines Corp.,
283	5.39%, 01/22/09	288
150	5.70%, 09/14/17	158
		780
	Consumer Finance — 1.8%
405	American Express Credit Corp., 3.00%, 05/16/08	405
91	American General Finance Corp., 5.38%, 10/01/12	91
71	Capital One Bank, 5.75%, 09/15/10	71
	Capital One Financial Corp.,
100	5.70%, 09/15/11	99
245	6.25%, 11/15/13	243
	HSBC Finance Corp.,
202	4.75%, 05/15/09	204
200	5.25%, 01/15/14	202
500	5.50%, 01/19/16	485
1,417	5.88%, 02/01/09	1,443
202	6.38%, 11/27/12	214
202	6.50%, 11/15/08	206
452	6.75%, 05/15/11	478
698	8.00%, 07/15/10	758
	International Lease Finance Corp.,
177	4.50%, 05/01/08	177
152	5.88%, 05/01/13	158
100	6.38%, 03/15/09	103
200	John Deere Capital Corp., 4.40%, 07/15/09	204
	SLM Corp.,
100	4.00%, 01/15/10 (c)	92
263	5.38%, 01/15/13	228
202	Toyota Motor Credit Corp., 2.88%, 08/01/08	201
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	217
		6,279
	Diversified Financial Services — 3.8%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,173
	Bank of America Corp.,
125	5.25%, 12/01/15 (c)	126
300	6.00%, 09/01/17	315
405	7.40%, 01/15/11	442
1,470	7.80%, 02/15/10	1,584
100	BHP Billiton Finance Ltd. (Australia), 5.40%, 03/29/17	98
	Caterpillar Financial Services Corp.,
100	3.45%, 01/15/09	100
150	4.85%, 12/07/12	156
100	5.50%, 03/15/16 (c)	103
	CIT Group, Inc.,
250	5.00%, 02/13/14	214
300	7.63%, 11/30/12 (c)	302
	Citigroup, Inc.,
202	4.25%, 07/29/09	204
506	5.63%, 08/27/12	524
300	6.00%, 08/15/17	308
300	6.13%, 11/21/17	308
81	6.20%, 03/15/09	83
	General Electric Capital Corp.,
455	3.50%, 05/01/08	455
354	4.63%, 09/15/09	363
1,600	5.25%, 10/19/12	1,672
500	5.40%, 02/15/17	506
500	5.65%, 06/09/14	529
1,562	5.88%, 02/15/12	1,667
695	6.00%, 06/15/12	745

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
516	6.13%, 02/22/11	553
600	Genworth Global Funding Trusts, 5.20%, 10/08/10	620
125	Textron Financial Corp., 5.13%, 02/03/11	130
		13,280
	Diversified Telecommunication Services — 1.9%
	AT&T, Inc.,
1,020	4.95%, 01/15/13	1,051
150	5.10%, 09/15/14	152
150	5.50%, 02/01/18	150
178	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	191
830	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	934
587	France Telecom S.A. (France), 7.75%, 03/01/11	643
567	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	606
35	Nynex Corp., 9.55%, 05/01/10	38
	Sprint Capital Corp.,
81	7.63%, 01/30/11	72
182	8.38%, 03/15/12	160
	Telecom Italia Capital S.A. (Luxembourg),
420	4.95%, 09/30/14	400
225	5.25%, 11/15/13	223
283	TELUS Corp. (Canada), 8.00%, 06/01/11	314
100	Verizon Communications, Inc., 5.50%, 02/15/18	100
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	214
800	Verizon Global Funding Corp., 7.25%, 12/01/10	872
100	Verizon New England, Inc., Series A, 4.75%, 10/01/13 (c)	99
176	Verizon New York, Inc., 6.00%, 04/15/08	176
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	198
		6,593
	Electric Utilities — 0.4%
81	Alabama Power Co., 4.70%, 12/01/10	84
233	Carolina Power & Light Co., 5.13%, 09/15/13	246
100	Centerpoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	103
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	318
45	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	46
125	Pacific Gas & Electric Co., 5.63%, 11/30/17	130
75	Peco Energy Co., 5.35%, 03/01/18	77
221	PSEG Power LLC, 7.75%, 04/15/11	241
210	Virginia Electric and Power Co., 5.10%, 11/30/12	219
		1,464
	Electronic Equipment & Instruments — 0.0% (g)
100	Arrow Electronics, Inc., 6.88%, 07/01/13	108
	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	329
	Food Products — 0.2%
200	Kellogg Co., 5.13%, 12/03/12	210
450	Kraft Foods, Inc., 6.13%, 02/01/18	456
		666
	Gas Utilities — 0.2%
100	Atmos Energy Corp., 5.13%, 01/15/13	101
50	Centerpoint Energy Resources Corp., 6.13%, 11/01/17	52
820	Enron Corp., 6.75%, 07/01/05 (d) (f)	—	(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	175
263	Southern California Gas Co., 4.80%, 10/01/12	272
50	Texas Eastern Transmission LP, 7.30%, 12/01/10	55
100	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	98
		753
	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.63%, 3/15/2015	49
	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.30%, 03/01/13	153
	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V. (Netherlands), 5.75%, 10/17/16 (e)	104
	Insurance — 2.0%
	American International Group, Inc.,
385	4.25%, 05/15/13	370
400	5.45%, 05/18/17	394
200	5.60%, 10/18/16 (c)	199
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	607
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	454
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	434
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	243
243	7.90%, 07/02/10 (e)	272

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
405	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	413
200	Met Life and Annuity Co, 5.13%, 08/15/14 (e)	199
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	234
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	449
121	Nationwide Financial Services, 6.25%, 11/15/11	129
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	224
506	5.38%, 09/15/13 (e)	538
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	233
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	201
765	6.25%, 02/15/12 (e)	822
	Protective Life Secured Trust,
217	4.00%, 10/07/09	223
405	4.00%, 04/01/11	409
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	69
		7,116
	Media — 0.5%
200	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	225
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12	869
	Comcast Corp.,
121	5.50%, 03/15/11	124
100	5.90%, 03/15/16	101
182	Cox Communications, Inc., 7.75%, 11/01/10	198
100	Time Warner Cable, Inc., 5.85%, 05/01/17	99
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	261
		1,877
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	244
	Multi-Utilities — 0.4%
195	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	210
202	DTE Energy Co., 6.65%, 04/15/09	208
	Duke Energy Carolinas LLC,
455	4.20%, 10/01/08 (c)	457
405	5.63%, 11/30/12	432
30	Spectra Energy Capital LLC, 5.67%, 08/15/14	31
		1,338
	Multiline Retail — 0.1%
400	Target Corp., 6.00%, 01/15/18	420
	Oil, Gas & Consumable Fuels — 0.3%
150	Canadian Natural Resources Ltd. (Canada), 5.90%, 02/01/18	154
190	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16 (c)	202
400	ConocoPhillips Co., 8.75%, 05/25/10	448
175	Marathon Oil Corp., 6.00%, 10/01/17	180
		984
	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	336
131	4.25%, 01/15/09	131
40	Weyerhaeuser Co., 6.75%, 03/15/12	42
		509
	Personal Products — 0.0% (g)
93	Procter & Gamble Co., Series A, 9.36%, 01/01/21	120
	Pharmaceuticals — 0.0% (g)
75	Schering-Plough Corp., 6.00%, 09/15/17	78
	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.65%, 01/15/18	132
	Simon Property Group LP,
100	5.63%, 08/15/14	100
40	6.10%, 05/01/16	40
		272
	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.75%, 06/15/09	81
	Road & Rail — 0.3%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	240
202	7.13%, 12/15/10	219
50	Norfolk Southern Corp., 7.70%, 05/15/17	58
	Union Pacific Corp.,
100	4.88%, 01/15/15	99
100	5.65%, 05/01/17	101
250	5.70%, 08/15/18	252
		969
	Software — 0.1%
200	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	203

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.,
233	3.25%, 05/21/08 (c)	227
810	4.00%, 03/22/11	712
	Washington Mutual Bank FA,
76	5.65%, 08/15/14	69
304	6.88%, 06/15/11	287
	Washington Mutual, Inc.,
275	4.20%, 01/15/10	260
135	7.25%, 11/01/17	124
304	World Savings Bank FSB, 4.50%, 06/15/09	308
		1,987
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.09%, 10/15/17 (e)	207
	Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	402
500	Sprint Nextel Corp., 6.00%, 12/01/16	365
125	Vodafone Group plc (United Kingdom), 5.00%, 09/15/15	122
		889
	Total Corporate Bonds (Cost $75,200)	75,442
	Foreign Government Securities — 0.3%
607	Province of Quebec (Canada), 5.75%, 02/15/09 (c)	625
	United Mexican States (Mexico),
277	6.38%, 01/16/13	301
175	6.63%, 03/03/15 (c)	194
	Total Foreign Government Securities (Cost $1,088)	1,120
	Mortgage Pass-Through Securities — 14.2%
	Federal Home Loan Mortgage Corp.
18	ARM, 7.13%, 07/01/26	19
	30 Year, Single Family
12	12.00%, 08/01/15 – 07/01/19	14
	Federal Home Loan Mortgage Corp. Gold Pools,
1,175	ARM, 4.52%, 12/01/34	1,190
442	ARM, 5.58%, 01/01/37	450
98	ARM, 6.73%, 01/01/27	100
	15 Year, Single Family
2,099	4.00%, 05/01/14 – 06/01/19	2,084
187	4.50%, 10/01/18	188
360	5.00%, 12/01/17	365
55	5.50%, 06/01/17	56
74	6.00%, 04/01/18	76
2,576	6.50%, 01/01/17 – 03/01/22	2,697
551	7.00%, 08/01/10 – 01/01/17	577
39	7.50%, 08/01/08 – 10/01/14	39
11	8.50%, 01/01/10	12
	20 Year, Single Family
55	6.00%, 12/01/22	57
339	6.50%, 12/01/13 – 08/01/26	354
	30 Year, Single Family
239	6.00%, 01/01/34	245
25	7.00%, 04/01/22 – 04/01/26	27
18	7.50%, 08/01/25	20
23	8.00%, 07/01/20 – 11/01/24	25
60	8.50%, 07/01/28	67
	Federal National Mortgage Association,
980	ARM, 4.11%, 09/01/33	979
888	ARM, 4.65%, 09/01/34	903
774	ARM, 4.68%, 04/01/35	789
989	ARM, 4.79%, 08/01/34	1,013
802	ARM, 4.81%, 09/01/35	806
397	ARM, 4.82%, 01/01/35	411
511	ARM, 4.83%, 02/01/35	520
527	ARM, 4.89%, 04/01/33	544
723	ARM, 4.90%, 08/01/35	727
604	ARM, 4.91%, 02/01/35	625
812	ARM, 5.06%, 01/01/35	825
500	ARM, 5.12%, 11/01/33	511
709	ARM, 5.12%, 10/01/34	736
852	ARM, 5.20%, 02/01/36	881
684	ARM, 5.26%, 09/01/35	706
42	ARM, 5.48%, 09/01/27	43
45	ARM, 5.49%, 03/01/29	45
582	ARM, 5.82%, 07/01/46	599
500	ARM, 6.19%, 09/01/36	517
17	ARM, 6.55%, 03/01/19	17
4	ARM, 6.79%, 08/01/19	5
8	ARM, 7.53%, 06/01/26	8
	15 Year, Single Family
6,799	4.00%, 07/01/18 – 05/01/19	6,657
4,814	4.50%, 05/01/18 – 05/01/19	4,842
3,020	5.00%, 12/01/16 – 04/01/19	3,063
520	5.50%, 01/01/20	534
3,090	6.00%, 02/01/19 – 03/01/21	3,201
512	6.50%, 12/01/10 – 08/01/20	537

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
7	7.00%, 06/01/10	7
75	7.50%, 10/01/12	79
54	8.00%, 11/01/12	56
	20 Year, Single Family
405	4.00%, 09/01/13	410
415	6.00%, 04/01/24	429
538	6.50%, 05/01/22	563
	30 Year, FHA / VA
39	6.00%, 09/01/33	40
76	6.50%, 03/01/29	80
53	8.50%, 08/01/27 – 02/01/30	59
55	9.00%, 09/01/19 – 12/01/30	61
17	9.50%, 12/01/18	19
	30 Year, Single Family
362	4.50%, 08/01/33	347
4,355	5.00%, 07/01/33 – 12/01/36	4,344
331	5.50%, 12/01/33	334
703	6.00%, 12/01/32 – 09/01/33	723
145	6.50%, 08/01/31	152
81	7.00%, 07/01/25 – 08/01/32	86
39	7.50%, 11/01/22 – 05/01/25	41
141	8.00%, 03/01/21 – 11/01/28	152
21	8.50%, 07/01/24 – 11/01/26	22
3	9.00%, 04/01/26	3
7	10.00%, 02/01/24	9
11	12.50%, 01/01/16	12
	Government National Mortgage Association,
	15 Year, Single Family
86	6.00%, 10/15/17	89
9	6.50%, 07/15/09	9
21	7.50%, 02/15/12 – 03/15/12	22
95	8.00%, 05/15/09 – 01/15/16	101
	30 Year, Single Family
241	6.00%, 11/15/28	251
363	6.50%, 01/15/24 – 02/15/33	381
451	7.00%, 08/15/23 – 06/15/33	484
67	7.50%, 11/15/22 – 06/15/32	71
22	8.00%, 05/15/22 – 08/15/28	24
20	8.50%, 11/15/17	21
29	9.00%, 01/15/09 – 11/15/24	32
52	9.50%, 10/15/09 – 12/15/25	58
25	12.00%, 11/15/19	29
	Government National Mortgage Association II,
	30 Year, Single Family
149	6.00%, 03/20/28	155
29	7.50%, 02/20/28 – 09/20/28	32
87	8.00%, 12/20/25 – 10/20/28	93
46	8.50%, 03/20/25 – 05/20/25	51
	Total Mortgage Pass-Through Securities (Cost $48,657)	49,637
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	40
20	Inter-American Development Bank, 8.40%, 09/01/09	22
	Total Supranational (Cost $62)	62
	U.S. Government Agency Securities — 1.6%
	Federal Home Loan Bank System,
2,315	4.72%, 09/20/12	2,343
202	6.21%, 06/02/09	212
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (c)	420
	Federal National Mortgage Association,
810	5.50%, 03/15/11	870
243	6.13%, 03/15/12 (c)	270
678	6.25%, 02/01/11	735
500	6.63%, 09/15/09 (c)	533
121	6.63%, 11/15/10 (c)	133
	Total U.S. Government Agency Securities (Cost $5,382)	5,516
	U.S. Treasury Obligations — 19.3%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	586
4,800	11.75%, 11/15/14	5,599
858	12.50%, 08/15/14 (c)	989
	U.S. Treasury Bonds Coupon STRIPS,
2,551	05/15/09 (c)	2,504
320	02/15/10 (c)	310
61	02/15/12 (c)	56
101	08/15/12 (c)	91
1,050	11/15/12 (c)	934
2,624	02/15/13 (m)	2,308
1,500	05/15/13	1,305
454	08/15/13 (m)	392
202	11/15/13 (c)	172
6,027	02/15/14 (m)	5,060
3,316	05/15/14 (m)	2,748
4,602	08/15/14 (m)	3,776
2,768	11/15/14 (m)	2,243

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
3,200	02/15/15 (c)	2,544
127	08/15/15 (c)	98
7,452	11/15/15 (m)	5,683
5,766	02/15/16 (m)	4,352
1,072	05/15/16 (c)	798
555	08/15/16	409
200	11/15/16	145
600	05/15/17 (c)	422
1,000	02/15/18 (c)	676
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,477
290	11/15/12 (c)	258
3,000	02/15/15 (c)	2,385
400	05/15/16	298
	U.S. Treasury Inflation Indexed Bonds,
815	4.25%, 01/15/10 (c)	891
	U.S. Treasury Notes,
500	3.25%, 01/15/09 (c)	507
1,000	3.50%, 02/15/10 (c)	1,036
500	3.63%, 07/15/09 (c)	514
400	3.63%, 01/15/10 (c)	415
2,000	3.88%, 10/31/12 (c)	2,125
730	4.00%, 06/15/09 (c)	753
2,000	4.50%, 09/30/11 (c)	2,166
6,000	4.63%, 10/31/11 (c)	6,530
500	4.88%, 05/15/09 (c)	520
1,000	5.00%, 07/31/08 (c)	1,013
500	5.13%, 06/30/11	550
250	5.63%, 05/15/08 (c)	252
631	5.75%, 08/15/10 (c)	692
665	6.50%, 02/15/10 (c)	726
	Total U.S. Treasury Obligations (Cost $64,263)	67,308
	Total Long-Term Investments (Cost $337,218)	342,781

SHARES
Short-Term Investment — 2.0%
Investment Company — 2.0%
7,012	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $7,012)	7,012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investment of Cash Collateral for Securities on Loan — 10.2%
	Corporate Notes — 3.5%
1,000	Banque Federative du Credit Mutuel, (France), FRN, 3.15%, 03/13/08	1,000
2,000	BBVA Senior Finance S.A., (Spain), FRN, 5.18%, 03/12/08	2,000
1,300	CDC Financial Products, Inc., FRN, 3.28%, 03/03/08	1,300
1,700	Citigroup Global Markets Inc., FRN, 3.28%, 03/03/08	1,700
2,000	General Electric Capital Corp., FRN, 3.15%, 03/03/08	1,975
1,000	Macquarie Group Ltd., (Australia), FRN, 3.13%, 03/21/08	1,000
2,000	Monumental Global Funding, FRN, 3.14%, 05/27/08	2,000
1,450	Unicredito Italiano Bank plc, (Ireland), FRN, 3.19%, 03/10/08	1,450
		12,425
	Repurchase Agreements — 6.7%
3,919	Banc of America Securities LLC, 3.17%, dated 02/29/08, due 03/03/08, repurchase price, $3,920, collateralized by U.S. Government Agency Mortgages	3,919
4,850	Barclays Capital, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price, $4,851, collateralized by U.S. Government Agency Mortgages	4,850
4,850	Bear Stearns Cos., Inc., 3.13%, dated 02/29/08, due 03/03/08, repurchase price, $4,851, collateralized by U.S. Government Agency Mortgages (y)	4,850
4,850	Credit Suisse (USA) LLC, 3.14%, dated 02/29/08, due 03/03/08, repurchase price, $4,851, collateralized by U.S. Government Agency Mortgages	4,850
4,850	Lehman Brothers, Inc., 3.12%, dated 02/29/08, due 03/03/08, repurchase price, $4,851, collateralized by U.S. Government Agency Mortgages	4,850
		23,319
	Total Investments of Cash Collateral for Securities on Loan (Cost $35,744)	35,744
	Total Investments — 110.2% (Cost $379,974)	385,537
	Liabilities in Excess of Other Assets — (10.2)%	(35,798)
	NET ASSETS — 100.0%	$349,739

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

JPMorgan Institutional Trust Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

ABBREVIATIONS AND DEFINITIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Fair Valued Investment. JPMorgan Intermediate Bond Trust Fund owns fair valued securities with a market value of less than $1,000 which amounts to less than 0.1% of total investments (excluding Investments of Cash Collateral for Securities on Loan)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

(y)—	Subsequent to February 29, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co. (See Note 9).

ARM—	Adjustable Rate Mortgage

CMO—	Collateralized Mortgage Obligation

FHA—	Federal Housing Authority

FRN—	Floating Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

GO—	General Obligation

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2008. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduits

SPDR—	Standard & Poor’s Depositary Receipt

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2008.

VA—	Veterans Administration

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,815,741	$428,403	$378,525
Investments in affiliates, at value	55,414	8,250	7,012
Total investment securities, at value	2,871,155	436,653	385,537
Cash	124	—	56
Receivables:
Investment securities sold	200	1,007	49
Fund shares sold	6,724	—	300
Interest and dividends	13,878	921	2,285
Total Assets	2,892,081	438,581	388,227

LIABILITIES:
Payables:
Due to custodian	—	2	—
Dividends	6,755	—	469
Investment securities purchased	4,169	152	2,168
Collateral for securities lending program	239,864	37,484	35,744
Fund shares redeemed	14,714	2,053	—
Variation margin on futures contracts	—	78	—
Accrued liabilities:
Investment advisory fees	269	18	32
Custodian and accounting fees	75	34	26
Trustees’ and Chief Compliance Officer’s fees	3	3	2
Other	82	37	47
Total Liabilities	265,931	39,861	38,488
Net Assets	$2,626,150	$398,720	$349,739

NET ASSETS:
Paid in capital	$2,581,294	$361,368	$347,241
Accumulated undistributed (distributions in excess of) net investment income	26	1,679	(23)
Accumulated net realized gains (losses)	(5,229)	707	(3,042)
Net unrealized appreciation (depreciation)	50,059	34,966	5,563
Total Net Assets	$2,626,150	$398,720	$349,739

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	260,203	24,504	34,689

Net asset value	$10.09	$16.27	$10.08

Cost of investments	$2,765,682	$393,749	$372,962
Cost of investments in affiliates	55,414	7,880	7,012
Market value of securities on loan	239,582	35,450	35,514

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Dividend income	$—	$8,476	$—
Dividend income from affiliates (a)	8,990	290	836
Interest income	133,708	—	15,269
Income from securities lending (net)	1,464	58	130
Total investment income	144,162	8,824	16,235

EXPENSES:
Investment advisory fees	8,410	1,107	976
Administration fees	2,803	443	325
Custodian and accounting fees	188	97	51
Interest expense	—	1	—
Professional fees	146	56	67
Trustees’ and Chief Compliance Officer’s fees	112	22	13
Printing and mailing costs	28	4	3
Transfer agent fees	31	12	8
Other	114	18	12
Total expenses	11,832	1,760	1,455
Less amounts waived	(7,623)	(1,314)	(967)
Less earnings credits	(4)	(2)	— (b)
Net expenses	4,205	444	488
Net investment income (loss)	139,957	8,380	15,747

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,552	5,571	(860)
Investments in affiliates	—	32	—
Futures	—	(158)	—
Net realized gain (loss)	1,552	5,445	(860)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	89,733	(25,887)	12,063
Investments in affiliates	—	(1,011)	—
Futures	—	(35)	—
Change in net unrealized appreciation (depreciation)	89,733	(26,933)	12,063
Net realized/unrealized gains (losses)	91,285	(21,488)	11,203
Change in net assets resulting from operations	$231,242	$(13,108)	$26,950

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$139,957	$130,865	$8,380	$7,831	$15,747	$15,070
Net realized gain (loss)	1,552	(16,339)	5,445	5,630	(860)	(292)
Change in net unrealized appreciation (depreciation)	89,733	41,154	(26,933)	34,759	12,063	2,819
Change in net assets resulting from operations	231,242	155,680	(13,108)	48,220	26,950	17,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(140,052)	(130,838)	(7,908)	(7,777)	(15,768)	(15,076)
From net realized gains	—	—	(8,055)	(1,417)	—	—
Total distributions to shareholders	(140,052)	(130,838)	(15,963)	(9,194)	(15,768)	(15,076)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	523,820	431,723	59,171	69,694	49,047	36,831
Subscription in-kind (Note 8)	22,696	—	—	—	—	—
Dividends and distributions reinvested	71,102	73,876	3,015	1,610	10,638	9,818
Cost of shares redeemed	(883,174)	(332,892)	(54,913)	(117,598)	(48,447)	(25,250)
Redemption in-kind (Note 8)	—	(430,443)	—	—	—	—
Change in net assets from capital transactions	(265,556)	(257,736)	7,273	(46,294)	11,238	21,399

NET ASSETS:
Change in net assets	(174,366)	(232,894)	(21,798)	(7,268)	22,420	23,920
Beginning of period	2,800,516	3,033,410	420,518	427,786	327,319	303,399
End of period	$2,626,150	$2,800,516	$398,720	$420,518	$349,739	$327,319
Accumulated undistributed (distributions in excess of) net investment income	$26	$118	$1,679	$1,306	$(23)	$(2)

SHARE TRANSACTIONS:
Issued	53,680	44,893	3,322	4,419	5,015	3,822
Subscription in-kind (Note 8)	2,298	—	—	—	—	—
Reinvested	7,264	7,662	168	96	1,087	1,018
Redeemed	(89,387)	(34,446)	(2,977)	(7,236)	(4,965)	(2,623)
Redemption in-kind (Note 8)	—	(44,605)	—	—	—	—
Change in Shares	(26,145)	(26,496)	513	(2,721)	1,137	2,217

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

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FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Year Ended February 29, 2008	$9.78	$0.49	$0.31	$0.80	$(0.49)	$—	$(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 to February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) to June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 to February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) to June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 to February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) to June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.09	8.49%	$2,626,150	0.15%	5.00%	0.42%	16%
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ OMX Group, Inc. shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives shall generally be valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

	Market Value	Percentage
Core Bond Trust	$6,226	0.24%
Intermediate Bond Trust	111	0.03

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner. Long index futures contracts are used to gain exposure to investments, when it is anticipated that this will be more efficient than buying investments directly.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

The Funds may invest in exchange traded futures for hedging purposes or in anticipation of buying or selling a specific security.

As of February 29, 2008, the Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E.  Transactions with Affiliates — An affiliated issuer may be considered one which is under common control with a Fund. For the purposes of the report, the Equity Index Trust assumes the following to be an affiliated issuer (amounts in thousands):

	For the year ended February 29, 2008
Affiliate	Value at February 28, 2007	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at February 29, 2008	Value at February 29, 2008
JPMorgan Chase & Co.	$5,668	$415	$474	$32	$169	114	$4,630

F.  Securities Lending — To generate additional income, each Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the year ended February 29, 2008, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively. Effective March 1, 2008, JPMCB voluntarily reduced its fee to (i) 0.03% for each loan of U.S. securities; and (ii) 0.09% for each loan of non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 29, 2008, the Funds had securities with the following market values on loan, received the following collateral and, for the year then ended, paid the following amounts to related party affiliates (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Lending Agent Fees Paid
Core Bond Trust	$239,582	$239,864	$174
Equity Index Trust	35,450	37,484	15
Intermediate Bond Trust	35,514	35,744	19

G.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

H.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact on the Funds’ financial statements.

J.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Core Bond Trust	$(3)		$3	$—
Equity Index Trust	—	(a)	(99)	99

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to distributions from investments in real estate investment trusts (Equity Index Trust) and non-deductible organization costs write off (Core Bond Trust).

K. Recent Accounting Pronouncements — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the year ended February 29, 2008 were as follows (amounts in thousands):

Core Bond Trust	$307
Equity Index Trust	4
Intermediate Bond Trust	29

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the year ended February 29, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the year ended February 29, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$4,820	$2,803	$7,623
Equity Index Trust	871	443	1,314
Intermediate Bond Trust	642	325	967

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

During the year, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 29, 2008, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

4. Investment Transactions

During the year ended February 29, 2008, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$376,379	$260,077	$37,340	$264,717
Equity Index Trust	64,736	66,335	—	—
Intermediate Bond Trust	77,504	33,113	14,136	18,518

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,821,145	$80,745	$30,735	$50,010
Equity Index Trust	402,530	74,959	40,836	34,123
Intermediate Bond Trust	379,974	8,726	3,163	5,563

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Core Bond Trust	$140,052	$—	$140,052
Equity Index Trust	8,652	7,311	15,963
Intermediate Bond Trust	15,768	—	15,768

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Core Bond Trust	$130,838	$—	$130,838
Equity Index Trust	7,777	1,417	9,194
Intermediate Bond Trust	15,076	—	15,076

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gains or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$6,781	$(5,180)	$50,010
Equity Index Trust	1,626	1,603	34,123
Intermediate Bond Trust	445	(2,257)	5,563

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, distributions payable and post October losses (Intermediate Bond Trust).

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

As of February 29, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	Total
Core Bond Trust	$—	$5,180	$—	$5,180
Intermediate Bond Trust	1,000	1,123	134	2,257

During the year ended February 29, 2008, the Core Bond Trust utilized capital loss carryforwards of approximately $1,165,000.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 29, 2008, the Funds deferred to March 1, 2008 post October capital losses of (amounts in thousands):

Capital Losses
Intermediate Bond Trust	$785

6. Borrowings

The Trust and JPMCB entered into a financing arrangement. Under this arrangement, JPMCB provided an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and were subject to each Fund’s borrowing restrictions. Interest on borrowings was payable at a rate determined by JPMCB at the time of borrowing. As of December 13, 2007, the Funds no longer participate in the credit facility.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility at February 29, 2008, or at any time during the year then ended.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. Transfers-In-Kind

For the year ended February 29, 2008, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a Subscription in-kind for shares of the Core Bond Trust. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Date	Market Value	Type
August 31, 2007	$7,193	Subscription in-kind
November 29, 2007	10,576	Subscription in-kind
November 29, 2007	4,927	Subscription in-kind

For the year ended February 28, 2007, certain shareholders of the Core Bond Trust redeemed shares and the Core Bond Trust paid the redemption proceeds primarily by means of redemption in-kind of the Core Bond Trust’s portfolio securities in exchange for shares of the Core Bond Trust. Cash and portfolio securities were transferred on the date, at the market value and gain (loss) for book purposes as listed below (amounts in thousands):

Date	Market Value	Realized Gain (Loss)	Type
March 28, 2006	$430,443	$(14,303)	Redemption in-kind

9. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of JPMorgan Institutional Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Trust (each a portfolio of JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) at February 29, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

TRUSTEES
(Unaudited)

The following table includes additional information about the Funds’ Trustees:

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation(s) During Past 5 Years	Number of Funds in JPMorgan Funds Complex Overseen by Trustee (2)	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	11	None.
Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (registered investment advisor); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	11	None.
John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	11	None.
Ken Whipple (1934); Trustee since 2005	Chairman (2002–Present) and CEO (2002–2004), CMS Energy	11	Korn Ferry International (executive recruitment) and CMS Energy
John F. Williamson (1938); Trustee since 2008 (3)	Retired; formerly Chairman and President, Williamson Associates, Inc. (investment adviser) (1997–2002).	11	None.
Interested Trustee
John F. Ruffle (4) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	11	Trustee of Johns Hopkins University and Director of American Shared Hospital Services

(1)	Each Trustee serves for an indefinite term, subject to the Funds’ current retirement policy, which is age 73, except for the members of the Board who were Trustees of the Funds as of December 31, 2007 for which it is age 75.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve currently includes three investment companies (11 funds).

(3)	Mr. Williamson became a Trustee effective April 11, 2008.

(4)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment advisor.

The contact address for each Trustee is 245 Park Avenue, New York, NY 10167, except for Mr. Williamson whose address is 8044 Montgomery Road, Suite 555, Cincinnati, OH 45236.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Jessica K. Ditullio (1962),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Elizabeth A. Davin (1964), Assistant Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to March 25, 2008, Ms. Ditullio was an Assistant Secretary.

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at September 1, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,064.60	$0.77	0.15%
Hypothetical	1,000.00	1,024.12	0.75	0.15

Equity Index Trust
Actual	1,000.00	911.60	0.48	0.10
Hypothetical	1,000.00	1,024.37	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,062.20	0.77	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

TAX LETTER
(Unaudited)

Certain tax information for the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns for the calendar year ending December 31, 2008 will be received under separate cover.

Dividend Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate rate shareholders for the fiscal year ended February 29, 2008:

Dividend Received Deduction
Equity Index Trust	93.30%

Qualified Dividend Income (QDI)

For the fiscal year ended February 29, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$8,651

Qualified Interest Income (QII)

For the fiscal year ended February 29, 2008, the Funds designated the following amounts of ordinary distributions paid during the Funds’ fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Core Bond Trust	$126,807

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2008:

Income from U.S. Treasury Obligations
Core Bond Trust	29.15%
Intermediate Bond Trust	30.91

Long-Term Capital Gain Designation –15%

The Equity Index Trust hereby designates $7,311 (amounts in thousands) as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2008.

Short-Term Capital Gain Designation

For the fiscal year ended February 29, 2008, the Funds designate the following amount of ordinary distributions paid during the Funds’ fiscal year that are from qualified short-term capital gains (amounts in thousands):

Qualified Short-Term Capital Gains
Equity Index Trust	$744

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees met in person in December 2007, to consider the continuation of investment advisory agreements (each, an “Advisory Agreement”) for the Core Bond Trust, Intermediate Bond Trust and Equity Index Trust, (each, a “Fund”) whose annual report is contained herein. At the meeting, the Board reviewed and considered performance and expense information for each Fund, as well as information about the Advisor. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the Advisory Agreement on December 12, 2007.

The Trustees, as part of their ongoing oversight of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of each Fund’s performance. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of funds in the Funds’ peer groups. In addition, in preparation for the December meeting, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsel to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards applicable to their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with independent counsel at which no representatives of the Advisor were present. During the course of the meeting the Trustees requested and received additional information from the Funds’ management.

The Trustees determined that the overall arrangements between each Fund and the Advisor, as provided in the applicable Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders. On this basis, the Trustees unanimously approved the continuance of each Advisory Agreement. In reaching their determination with respect to approval of each Advisory Agreement, the Trustees considered all factors they believed relevant, including the following:

1.	comparative performance information;

2.	the nature, extent and quality of investment and administrative services rendered by the Advisor and its affiliates;

3.	payments received by the Advisor and its affiliates in respect of each Fund and all Funds as a group;

4.	the costs borne by, and profitability of, the Advisor and its affiliates in providing services to each Fund and to all Funds as a group;

5.	comparative fee and expense data for each Fund and other investment companies with similar investment objectives;

6.	extent to which the Advisor may realize economies of scale or other efficiencies in managing or supporting each Fund;

7.	fall-out benefits to the Advisor and its affiliates from their relationships with the Funds;

8.	fees charged by the Advisor to other clients with similar investment objectives;

9.	the professional experience and qualifications of each Fund’s portfolio management teams and other senior personnel of the Advisor; and

10.	the terms of the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. The Trustees also took into account those interests of the Funds that were in common.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees took into account shareholder expectations that the Advisor would be managing the funds. The Trustees also considered the management and oversight services provided by the Advisor, which they viewed as being of very high quality; the significant investments management had made in the asset management business during 2007; the benefits to

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   71

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

the Funds of being part of the larger JPMorgan family of funds; the integrity and reputation of JPMorgan and the asset management organization; the financial stability of the JPMorgan organization and the adequacy of the resources of the asset management organization; the commitment of resources by the Advisor to compliance; and the long-term strategic issues for the Funds.

Based on these considerations and other factors, the Trustees concluded that the Advisor’s services are of a nature, quality and extent that are sufficient for renewal.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and certain affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data, which included profitability of the Advisor and Administrator on both a separate and combined basis. The Trustees considered this data both with and without the inclusion of certain expenses related to the earlier consolidation of the Advisor’s asset management organization. The Trustees recognized that this data is not audited. In addition, the Trustees recognized that this data represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Investment Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Trustees also considered that the Administrator, an affiliate of the Advisor, earns fees from the Fund for providing administrative services. These fees were shown in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMCB. for custody and fund accounting and other related services. The Trustees concluded that in light of the foregoing and under the circumstances, fallout benefits are acceptable at the present time.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Funds does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor and the Administrator have in place that serve to limit the overall net expense ratio at competitive levels. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services provided to other clients of the Advisor for investment products with comparable investment goals and strategies and the fee rates paid by these clients. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Funds in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for each Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included each Fund’s ranking within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the one-year period (three-year performance was not yet available). The Trustees also considered each Fund’s performance in comparison to the performance results of a group (the “Peer Group”) of funds. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe Group. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for each Fund at regular Board meetings. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s investment performance is summarized below:

72   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 29, 2008

The Trustees considered that the performance of the Core Bond Trust was above its Universe Group median for the one year time period.

The Trustees considered that the performance of the Intermediate Bond Trust was above its Universe Group median for the one year time period.

The Trustees considered that the performance of the Equity Index Trust was above its Universe Group median for the one year time period.

Based on the foregoing, the Trustees concluded that within the overall context of their deliberations about the Funds’ advisory arrangements, performance of each Fund was sufficient for renewal.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Funds. The Trustees recognized that Lipper reported the Funds’ management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s advisory fees and expense ratios is summarized below:

The Trustees considered that the Core Bond Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds.

The Trustees considered that the Intermediate Bond Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds.

The Trustees considered that the Equity Index Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds.

Based on the foregoing, the Trustees concluded that after giving effect to the fee waivers, and within the overall context of their deliberations about the Funds’ advisory arrangements, the advisory fee of each Fund is reasonable.

FEBRUARY 29, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   73

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. February 2008.	AN-INSTT-208

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Jerry B. Lewis. He is a “non-interested” trustee and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2008 – $124,200
2007 – $127,200

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)
2007 – $15,213,000
2006 –	$9,775,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2008 – $23,580
2007 – $18,240

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended December 31, 2007 and 2006.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2008 – Not applicable

2007 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2008 – 0.0%

2007 – 100.0%*

*The number shown represents the percentage of services that were pre-approved. The percentage of services that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulations S-X was 0.0%.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $19.9 million in 2007 and $21.6 million in 2006.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/______________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/______________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2008

By:	/s/______________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 8, 2008